PROXY MATERIALS

MTB GROUP OF FUNDS

MTB Managed Allocation Fund—Aggressive Growth

MTB Managed Allocation Fund—Moderate Growth

MTB Managed Allocation Fund—Conservative Growth

100 East Pratt Street (15th Floor)

Baltimore, MD 21202

1.800.836.2211

www.mtbfunds.com

March 22, 2010

Dear Shareholder:

I am writing to let you know that a special meeting of the shareholders of MTB Managed Allocation Fund—Aggressive Growth, MTB Managed Allocation Fund – Moderate Growth, and MTB Managed Allocation Fund—Conservative Growth (the “Target Funds”), each a series of the MTB Group of Funds (“Trust”), will be held at 3:00 p.m. Eastern Time on May 27, 2010, at the Trust’s principal executive offices at 100 East Pratt Street, 15th Floor, Baltimore, Maryland 21202. The purpose of the meeting is to vote on a proposal to reorganize each of the Target Funds into the MTB Strategic Allocation Fund (the “Acquiring Fund”). If you are a shareholder of record of a Target Fund as of the close of business on March 25, 2010, you have the opportunity to vote on the proposal. This package contains information about the proposal and the materials to use when casting your vote. Upon the proposed reorganizations, Class A and Class B shareholders of a Target Fund will be issued shares of Class A and Class B shares, respectively, of the Acquiring Fund.

The proposal has been carefully reviewed by the Board of Trustees for the Trust (“Board” or “Trustees”). MTB Investment Advisors, Inc. (“MTBIA”), the investment advisor of the Target Funds and the Acquiring Fund, believes that due to, among other things, the small size of each Target Fund, and the comparatively better prospects for asset growth of the Acquiring Fund, the Target Funds and their shareholders’ best interests would be served by reorganizing each Target Fund into the Acquiring Fund. After reviewing MTBIA’s recommendation, the Board determined that the best course of action was to seek to reorganize the Target Funds into the Acquiring Fund.

The Trustees recommend that you vote for the proposed reorganizations. If the reorganizations are approved by the shareholders of each Target Fund and other conditions to the reorganizations are satisfied, your current shares in a Target Fund will be exchanged for shares of the Acquiring Fund. More information on the specific details of and reasons for the Target Funds’ reorganizations is contained in the enclosed combined Prospectus/Proxy Statement.

Although we are disappointed that the Target Funds have not grown sufficiently in size to allow them to continue to be competitive long-term investment vehicles, we believe that shareholders will be well served by the proposed reorganizations, which will allow them to remain invested in the Acquiring Fund.

Please read the enclosed materials carefully and cast your vote on the proxy card. Please vote your shares promptly. Your vote is extremely important, no matter how large or small your holdings may be.

Voting is quick and easy. To cast your vote, simply complete the proxy card enclosed in this package. Be sure to sign the card before mailing it in the postage-paid envelope. You may also vote your shares by touch-tone telephone. Simply call the toll-free number on your proxy card, enter the control number found on the card, and follow the recorded instructions. You may also vote your shares by internet. Simply go to the website indicated

on your proxy card, enter the 12 digit control number found on the front of your proxy card, and follow the instructions to cast your vote. If we do not hear from you after a reasonable amount of time, you may receive a call from our proxy solicitor, Broadridge Financial Solutions, Inc., reminding you to vote.

If you have any questions before you vote, please call MTB Funds Shareholder Services toll-free at 1-800-836-2211. Thank you for your participation in this important initiative.

Sincerely,

Timothy L. Brenner
President, MTB Group of Funds

MTB GROUP OF FUNDS

MTB Managed Allocation Fund—Aggressive Growth

MTB Managed Allocation Fund—Moderate Growth

MTB Managed Allocation Fund—Conservative Growth

100 East Pratt Street (15th Floor)

Baltimore, MD 21202

1.800.836.2211

www.mtbfunds.com

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON MAY 27, 2010

To Our Shareholders:

Notice is hereby given that a special meeting of shareholders of MTB Managed Allocation Fund—Aggressive Growth, MTB Managed Allocation Fund—Moderate Growth, and MTB Managed Allocation Fund—Conservative Growth (“Target Funds”), each a series of the MTB Group of Funds (the “Trust”), will be held at 3:00 p.m. Eastern Time on May 27, 2010, at the Trust’s principal executive offices at 100 East Pratt Street, 15th Floor, Baltimore, Maryland 21202 (the “Meeting”). The purpose of the Meeting is to consider and act upon the following proposals, and to transact such other business as may properly come before the Meeting or any adjournments thereof.

Proposal Summary	Fund Whose Shareholders are Entitled to Vote

Proposal 1:

To approve a Plan of Reorganization providing for the (i) transfer of substantially all of the assets of MTB Managed Allocation Fund – Aggressive Growth (the “Aggressive Fund”), a series of the Trust, to MTB Strategic Allocation Fund (the “Acquiring Fund”), a series of the Trust, (subject to the retention of certain assets to discharge liabilities) in exchange solely for Class A and Class B shares of beneficial interest of the Acquiring Fund, and (ii) distribution of such shares to Class A and Class B shareholders of the Aggressive Fund in connection with its liquidation.

MTB Managed Allocation Fund—Aggressive Growth

Proposal 2:

To approve a Plan of Reorganization providing for the (i) transfer of substantially all of the assets of MTB Managed Allocation Fund—Moderate Growth (the “Moderate Fund”), a series of the Trust, to MTB Strategic Allocation Fund (the “Acquiring Fund”), a series of the Trust, (subject to the retention of certain assets to discharge liabilities) in exchange solely for Class A and Class B shares of beneficial interest of the Acquiring Fund, and (ii) distribution of such shares to Class A and Class B shareholders of the Moderate Fund in connection with its liquidation.

MTB Managed Allocation Fund—Moderate Growth

Proposal Summary	Fund Whose Shareholders are Entitled to Vote

Proposal 3:

To approve a Plan of Reorganization providing for the (i) transfer of substantially all of the assets of MTB Managed Allocation Fund—Conservative Growth (the “Conservative Fund”), a series of the Trust, to MTB Strategic Allocation Fund (the “Acquiring Fund”), a series of the Trust, (subject to the retention of certain assets to discharge liabilities) in exchange solely for Class A and Class B shares of beneficial interest of the Acquiring Fund, and (ii) distribution of such shares to Class A and Class B shareholders of the Conservative Fund in connection with its liquidation.

MTB Managed Allocation Fund—Conservative Growth

It is not anticipated that any matters other than the approval of those proposals will be brought before the Meeting. If, however, any other business is properly brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated as proxies or otherwise as described in this Prospectus/Proxy Statement. Shareholders of record of each Target Fund at the close of business on March 25, 2010 are entitled to notice of, and to vote at, such Meeting and any adjournments thereof.

You are cordially invited to attend the Meeting. Shareholders are requested and encouraged to complete, date and sign the enclosed proxy card and return it promptly in the postage-paid envelope provided for that purpose. Alternatively, to vote via telephone or internet, please refer to the enclosed proxy card. If you intend to attend the Meeting in person, you may register your presence with the registrar and vote your shares in person, even if you have previously voted your shares by proxy. If you properly execute and return the enclosed proxy card in time to be voted at the Meeting, your shares represented by the proxy will be voted at the Meeting in accordance with your instructions. Unless revoked, proxies that have been executed and returned by shareholders without instructions will be voted in favor of the proposal.

The enclosed proxy is being solicited on behalf of the Board of Trustees of the Trust (“Board” or “Trustees”), on behalf of each Target Fund.

The Board recommends that the shareholders of each Target Fund vote FOR the proposal.

By order of the Board of Trustees

Lisa R. Grosswirth

Secretary, MTB Group of Funds

March 22, 2010

YOUR VOTE IS IMPORTANT—PLEASE VOTE YOUR SHARES PROMPTLY

Shareholders are invited to attend the Meeting in person. Any shareholder who does not expect to attend the Meeting in person is urged to vote using the internet or touch-tone telephone instructions found below or indicate voting instructions on the enclosed proxy card, date and sign it, and return it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your holdings may be.

INSTRUCTIONS FOR EXECUTING PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1.	Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.

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2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration on the proxy card.

3.	All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

REGISTRATION		VALID SIGNATURE
A.	1) ABC Corp.	John Smith, Treasurer

	2) ABC Corp. c/o John Smith, Treasurer	John Smith, Treasurer

B.	1) ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee

	2) ABC Trust	Ann B. Collins, Trustee

	3) Ann B. Collins, Trustee u/t/d 12/28/78	Ann B. Collins, Trustee

C.	Anthony B. Craft, Cust. f/b/o Anthony B. Craft, Jr. UGMA	Anthony B. Craft

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE

1.	Read the Prospectus/Proxy Statement and have your proxy card with you.

2.	Call the toll-free number indicated on your proxy card.

3.	Enter the 12 digit control number found on the front of your proxy card.

4.	Follow the recorded instructions to cast your vote.

INSTRUCTIONS FOR VOTING BY INTERNET

1.	Read the Prospectus/Proxy Statement and have your proxy card with you.

2.	Go to the website indicated on your proxy card.

3.	Enter the 12 digit control number found on the front of your proxy card.

4.	Follow the recorded instructions to cast your vote.

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COMBINED PROSPECTUS/PROXY STATEMENT

DATED MARCH 22, 2010

ACQUISITION OF SUBSTANTIALLY ALL OF THE ASSETS OF

MTB MANAGED ALLOCATION FUND—AGGRESSIVE GROWTH

MTB MANAGED ALLOCATION FUND—MODERATE GROWTH

MTB MANAGED ALLOCATION FUND—CONSERVATIVE GROWTH

BY AND IN EXCHANGE FOR SHARES OF

MTB STRATEGIC ALLOCATION FUND

This Prospectus/Proxy Statement solicits proxies to be voted at a special meeting of shareholders (the “Meeting”) of the MTB Managed Allocation Fund – Aggressive Growth (the “Aggressive Fund”), the MTB Managed Allocation Fund—Moderate Growth (the “Moderate Fund”), and the MTB Managed Allocation Fund—Conservative Growth, (the “Conservative Fund” and, with the Aggressive Fund and the Moderate Fund, collectively the “Target Funds,” each a series of the MTB Group of Funds (the “Trust”)).

At the Meeting, shareholders of each Target Fund will be asked to approve a Plan of Reorganization (the “Plan”) relating to the reorganization of the Target Fund into MTB Strategic Allocation Fund (“Strategic Fund” or “Acquiring Fund”), a series of the Trust, as described more fully in the Plan (each, a “Reorganization”).

Upon the proposed reorganizations, Class A and Class B shareholders of a Target Fund will be issued shares of Class A and Class B shares, respectively, of the Acquiring Fund.

The Meeting will be held at the principal executive offices of the Trust at 100 East Pratt Street, 15th Floor, Baltimore, Maryland 21202, on May 27, 2010 at 3:00 p.m., Eastern Time. The Board of Trustees of the Trust (“Board” or “Trustees”) is soliciting these proxies on behalf of each Target Fund. This Prospectus/Proxy Statement will first be sent to shareholders on or about April 2, 2010.

If a Target Fund’s shareholders vote to approve the Plan, shareholders of the Target Fund will receive Acquiring Fund shares having an aggregate net asset value (“NAV”) equivalent to the aggregate NAV of their investment in the Target Fund as of the time of the Reorganization, as determined pursuant to the Plan. Each Target Fund will then be liquidated and dissolved.

This Prospectus/Proxy Statement includes information about the proposed Reorganization and the Acquiring Fund that you should know before voting on the Plan(s) with respect to a Target Fund.

You should retain this Prospectus/Proxy Statement for future reference. Additional information about the Target Funds, the Acquiring Fund and the proposed Reorganization has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and can be found in the following documents and is incorporated into this Prospectus/Proxy Statement by reference:

•	The prospectus of the MTB Strategic Allocation Fund, dated March 23, 2010, which is enclosed herewith and incorporated herein by reference;

•	A statement of additional information (“SAI”) dated March 22, 2010, relating to this Prospectus/Proxy Statement, which has been filed with the SEC and is incorporated herein by reference; and

•	The retail prospectus of the Trust dated August 31, 2009, as supplemented and amended to date, which is incorporated herein by reference.

You may request a free copy of the SAI relating to this Prospectus/Proxy Statement without charge by calling 1-800-836-2211 or by writing to the Trust at 100 East Pratt Street, 15th Floor, Baltimore, Maryland 21202.

You can obtain copies of the Trust’s current prospectuses, SAIs, or annual or semiannual reports without charge by contacting the Trust at 1-800-836-2211.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

OVERVIEW

This is a summary of the information that is contained elsewhere in this Prospectus/Proxy Statement, as well as the Plans, the prospectuses of the Trust relating to the Target Funds and the Acquiring Fund, dated August 31, 2009 and March 23, 2010, respectively, as supplemented and amended to date (“Prospectuses”), and the SAI for this Prospectus/Proxy Statement, all of which are incorporated herein by reference. Shareholders should read the entire Prospectus/Proxy Statement and the Prospectuses of the Trust (which are included herewith) carefully for more complete information.

What proposal am I being asked to vote on?

As a Target Fund shareholder, you are being asked to vote on a plan of Reorganization. A Reorganization consists of the transfer by a Target Fund of substantially all of its assets, except for assets in an amount deemed necessary to discharge the Target Fund’s liabilities, to the Acquiring Fund in exchange for shares of the Acquiring Fund having a value equal to the net assets of the Target Fund, as determined pursuant to the Plan. The Acquiring Fund shares will be issued to Target Fund shareholders as part of the liquidation of each Target Fund. Shareholders of a share class of a Target Fund would receive their pro rata portion of the shares of the corresponding class of the Acquiring Fund as of the time the Reorganization occurs. The Reorganization of each Target Fund into the Acquiring Fund is currently scheduled to take place as of 6:00 p.m., Eastern Time, on June 11, 2010, or such other date and time as the parties may agree (the “Closing Date”).

Why are the Reorganizations being proposed?

MTB Investment Advisors, Inc. (“MTBIA”), the investment advisor to the Funds, believes that the Reorganization is in the best interests of each Target Fund and its shareholders. Each Target Fund has significantly decreased in size over the last three years, and each Fund’s size makes it difficult to operate without significant subsidization from MTBIA, which they are unlikely to continue. In addition, MTBIA believes that the Target Funds do not have good prospects for growth due to their investment strategies and size. The Acquiring Fund offers more diversity and increased exposure to investment styles than the Target Funds. The fundamental investment goals of the Target Funds and the Acquiring Fund are similar.

How would the Reorganizations benefit shareholders of the Target Funds?

Among other features, including those discussed above under “Why are the Reorganizations being proposed?,” the Reorganization would offer shareholders of a Target Fund the opportunity to invest in a larger combined portfolio that has a similar investment goal and principal investment strategies to those of the Target Fund. The Acquiring Fund, following the Reorganizations, will have significantly more assets than each Target Fund and, as a result of the Reorganizations, certain fixed expenses would be spread over a larger asset base, thereby reducing each Target Fund shareholder’s share of those expenses. Shareholders will benefit from a tax-free exchange (except with respect to any anticipated capital gain distributions) of their Target Fund shares for Acquiring Fund shares.

Who bears the expenses associated with the Reorganizations?

The cost of the solicitation related to the Reorganizations, including any costs directly associated with preparing, filing, printing, and distributing to the shareholders of each Target Fund all materials relating to this Prospectus/Proxy Statement and soliciting shareholder votes, as well as the conversion costs associated with the Reorganizations, will be allocated 50% to MTBIA or its affiliates, and 50% to the Acquiring Fund and the Target Funds, divided equally among them. In addition to solicitations through the mail, proxies may be solicited by officers, employees, and agents of the Trust, MTBIA and their affiliates, or, if necessary, a communications firm retained for this purpose. The Target Funds and the Acquiring Fund may incur brokerage fees and other transaction costs associated with the disposition and/or purchase of securities in contemplation of or as a result of the Reorganizations.

Is each Reorganization considered a taxable event for federal income tax purposes?

Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. For more detailed information about the tax-free nature of the Reorganizations please refer to the “Tax Consequences of the Reorganizations” section below.

Has the Board of the Target Funds approved the proposed Reorganizations?

The Board has approved each Reorganization and Plan and recommends that you vote to approve the Plan.

As described in more detail below, MTBIA and the Board have engaged in discussions regarding how to pursue the best interests of each Target Fund and its shareholders in light of the limited asset size of the Target Fund. MTBIA proposed that the Board approve the Reorganizations, as opposed to other alternatives, in light of a number of factors, including the similarity in the Funds’ investment goals and strategies. For information regarding the specific factors that were considered by the Trustees, please refer to the “The Proposed Reorganizations—Reasons for the Reorganizations and Trustees’ Considerations” section below.

How will the number of shares of the Acquiring Fund that I will receive be determined?

As a Target Fund shareholder, you will receive your pro rata share of Acquiring Fund shares of the appropriate class received by the Target Fund in the Reorganization. The number of shares that a Target Fund’s shareholders will receive will be based on the relative net asset values of the Target Fund and the Acquiring Fund as of 4:00 p.m., Eastern Time, on the Closing Date. Each Target Fund’s assets will be valued using the valuation procedures used to value the assets of the Acquiring Fund. The total value of your holdings should not change as a result of the Reorganizations.

How do the fees of the Acquiring Fund compare to those of each Target Fund?

Target Fund shareholders who become shareholders of the Acquiring Fund will benefit from MTBIA’s contractual commitment to waive 0.60% of the Acquiring Fund’s investment advisory fee until one year after the Closing Date. As a result of the proposed Reorganizations, and due to both the contractual waiver and voluntary waivers (that could be eliminated at any time), shareholders of each of the Target Funds could expect to experience virtually identical or lower expenses, as a percentage of average daily net assets, as shareholders in the Acquiring Fund after the Reorganizations.

The contractual investment advisory fee of the Acquiring Fund, before the waiver, is higher than the contractual investment advisory fee of each Target Fund.

Will I have to pay any front-end sales charges on shares received in the Reorganization?

No. You will not have to pay any front-end sales charge on any shares of the Acquiring Fund received as part of the Reorganization.

With respect to Class A shares of the Acquiring Fund, shareholders will be subject to any applicable front-end sales charge on subsequent purchases into the Acquiring Fund, after the Reorganizations, to the extent that such shareholders do not qualify for a reduction or elimination of a sales load under the Trust’s policies.

Class A shareholders who do not qualify for a sales load reduction or elimination will pay a 5.50% sales load for subsequent purchases of Acquiring Fund shares, which is higher than the sales load for subsequent purchases of shares of each of the Target Funds. For more information concerning the fees and expenses applicable to the Acquiring Fund, see the applicable “Comparative Fee Table” under “The Proposal” in this Prospectus/Proxy Statement.

Will I have to pay any contingent deferred sales charges on shares exchanged in the Reorganization?

No. You will not have to pay any contingent deferred sales charge (“CDSC”) on any shares of a Target Fund exchanged as part of the Reorganization.

In the proposed Reorganization, Class B shares of each Target Fund, which have a maximum CDSC of 5.00%, will be exchanged for Class B shares of the Acquiring Fund, which have the same maximum CDSC. Shareholders will be subject to any applicable CDSC on subsequent purchases into the Acquiring Fund to the extent that such charges are applicable under the Trust’s policies.

For more information concerning the CDSC applicable to the Acquiring Fund, see the “Sales Charge When You Redeem Class B Shares or Class C Shares” section of the Trust’s retail Prospectus and the applicable “Comparative Fee Table” under “The Proposal” in this Prospectus/Proxy Statement.

How do the share purchase, redemption and exchange procedures of the Acquiring Fund compare to those of the Target Funds?

They are the same. For more information concerning the share purchase, redemption and exchange procedures of the Acquiring Fund and each Target Fund, please see the Prospectuses.

Are the investment goals and strategies of the Target Funds similar to the investment goals and strategies of the Acquiring Fund?

Each Target Fund’s investment goal and strategies are similar to those of the Acquiring Fund. For a detailed comparison of each Fund’s investment goals and strategies, see the “Comparison of Investment Goals and Strategies” section below.

Do the fundamental and non-fundamental investment policies differ between the Target Funds and the Acquiring Fund?

Not substantially. The fundamental investment policies of each Target Fund and the Acquiring Fund are similar to one another, and include investment policies required by the Investment Company Act of 1940, as amended (“1940 Act”). The Target Funds may only invest in shares of other MTB Funds, whereas the Acquiring Fund will be able to invest in individual securities, in shares of other MTB Funds and other unaffiliated open-end mutual funds, exchange-traded funds, and closed-end funds. The non-fundamental investment policies of the Target Funds and the Acquiring Fund are also similar to one another.

Do the principal risks associated with investments in the Target Funds differ from the principal risks associated with investments in the Acquiring Fund?

The principal risks associated with investments in the Target Funds and the Acquiring Fund are similar in that they share the same principal risks, except that the Acquiring Fund is also subject to the risks of foreign investing and small-cap securities risk. All of the Target Funds and the Acquiring Fund are subject to Risk Related to Investment in Underlying Funds, as defined on page 16, and have risks largely based on the risks of their Underlying Funds.

How many votes am I entitled to cast?

As a shareholder of a Target Fund, you are entitled to one vote for each whole share, and a proportionate fractional vote for each fractional share, that you own of a Target Fund on the record date. The record date is March 25, 2010.

How do I vote my shares?

You can vote your shares in person at the Meeting or by completing and signing the enclosed proxy card and mailing it in the enclosed postage-paid envelope. You may also vote by touch-tone telephone by calling the toll-free number printed on your proxy card and following the recorded instructions or by internet by going to the website printed on your proxy card and following the instructions. If you need any assistance, or have any questions regarding the proposal or how to vote your shares, please call 1-800-836-2211.

What are the quorum and approval requirements for the Reorganization?

Holders of at least one-third of the total number of shares of each Target Fund that are outstanding as of the record date, and who are present in person or by proxy at the Meeting, shall constitute a quorum for the purpose of voting on the proposal. Approval of the Reorganization requires the affirmative vote of 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of each Target Fund are present or represented by proxy, or of more than 50% of the outstanding voting securities of each Target Fund, whichever is less (“1940 Act Majority”).

What if there are not enough votes to reach a quorum or to approve the Reorganization by the scheduled Meeting date?

If there are not sufficient votes to approve the proposal or to achieve a quorum by the time of the Meeting (May 27, 2010), the Meeting may be adjourned from time to time to permit further solicitation of proxy votes. To facilitate the receipt of a sufficient number of votes, we may need to take additional action. Broadridge Financial Solutions, Inc., a proxy solicitation firm, or other persons who are affiliated with MTBIA, the Trust or its affiliates, may contact you by mail or telephone. Therefore, we encourage shareholders to vote as soon as they review the enclosed proxy materials to avoid additional mailings or telephone calls.

Voting your shares immediately will help minimize additional solicitation expenses and prevent the need to make a call to you to solicit your vote.

What happens if the Reorganization is not approved by each Target Fund’s shareholders?

If the shareholders of the Aggressive Fund or the Conservative Fund do not approve their Reorganization, the non-approving Fund will be liquidated, which could be a taxable event for non-approving Fund shareholders, and any approving Fund will be reorganized into the Acquiring Fund. If the Moderate Fund’s shareholders do not approve their Reorganization, then the Moderate Fund will continue to operate.

THE PROPOSAL

Reorganization of

MTB Managed Allocation Fund—Aggressive Growth

MTB Managed Allocation Fund—Moderate Growth

MTB Managed Allocation Fund—Conservative Growth

Into

MTB Strategic Allocation Fund

Proposal for shareholders of each Target Fund: To approve Plans providing for the (i) transfer of substantially all of the assets of each Target Fund, a series of the Trust, to the Acquiring Fund, a series of the Trust, (subject to the retention of certain assets to discharge liabilities) in exchange solely for Class A and Class B shares of beneficial interest of the Acquiring Fund, and (ii) distribution of such shares to Class A and Class B shareholders of the Target Fund in connection with its liquidation.

The Board of Trustees recommends that you vote FOR the proposal.

Summary of the Proposal

Shareholders of each Target Fund are being asked to approve a Plan of Reorganization. As a result of the Reorganization (if approved by shareholders), shareholders of each Target Fund would receive shares in the Acquiring Fund in an amount equal to the net asset value of their holdings in a Target Fund as of the Closing Date, as determined pursuant to the Plan.

You should consult the Prospectus dated March 23, 2010, for more information about the Acquiring Fund and the prospectus dated August 31, 2009 (as supplemented) of the Target Funds which have been mailed with and are incorporated by reference into this Prospectus/Proxy Statement. For more information regarding shareholder approval of the Reorganization, please refer to the “What happens if the Reorganization is not approved by each Target Fund’s shareholders?” section above. A form of Plan is attached hereto as Appendix A to this Prospectus/Proxy Statement. For more information regarding the calculation of the number of Acquiring Fund shares to be issued, please refer to the “How will the number of shares of the Acquiring Fund that I will receive be determined?” section above.

Comparison of Investment Goals and Strategies

The following summarizes the investment goals, strategies and management differences, if any, between each Target Fund and the Acquiring Fund:

	Target Funds (MTB Managed Allocation Fund—Aggressive Growth, MTB Managed Allocation Fund—Moderate Growth, MTB Managed Allocation Fund—Conservative Growth)	Acquiring Fund (MTB Strategic Allocation Fund)
Investment Goal

MTB Managed Allocation Fund—Aggressive Growth seeks capital appreciation.

MTB Managed Allocation Fund—Moderate Growth seeks capital appreciation and, secondarily, income.

MTB Managed Allocation Fund—Conservative Growth seeks capital appreciation and income.

The Fund’s investment goal is to seek total return.

	Target Funds (MTB Managed Allocation Fund—Aggressive Growth, MTB Managed Allocation Fund—Moderate Growth, MTB Managed Allocation Fund—Conservative Growth)	Acquiring Fund (MTB Strategic Allocation Fund)
Investment Strategies

Each Managed Allocation Fund seeks to achieve its goal by investing in a combination of underlying funds (“Underlying Funds”) managed by the Advisor. Each Fund’s assets are allocated among Underlying Funds that invest primarily in three asset classes (fixed income, equity, and money market funds) so that each Fund normally has exposure to each of these asset classes within certain percentage ranges. With respect to each Fund, the amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve that Fund’s goal based upon the Advisor’s view of economic conditions. In the case of MTB Managed Allocation Fund—Aggressive Growth and MTB Managed Allocation Fund—Moderate Growth, the largest allocations normally are to Underlying Funds that invest primarily in equity securities (“Underlying Equity Funds”). With respect to MTB Managed Allocation Fund—Moderate Growth, however, the amount allocated to Underlying Funds that invest primarily in fixed income securities (“Underlying Fixed Income Funds”) and money market funds (“Underlying Money Market Funds”) can at times exceed the amount in equities. In the case of MTB Managed Allocation Fund—Conservative Growth, the largest allocations normally are to Underlying Fixed Income Funds, but at times the amount allocated to Underlying Equity Funds and Underlying Money Market Funds can exceed the amount in Underlying Fixed Income Funds. Each Underlying Equity Fund employs a growth, value or blended style of investing and, together, the Underlying Equity Funds invest in companies representing a wide range of market capitalizations.

The Fund’s total return includes current income and capital appreciation from fixed income securities and equity securities. The Fund seeks to achieve its investment goal by investing to obtain current income and capital appreciation from fixed income securities and equity securities. The Fund invests directly and indirectly in a broad combination of fixed-income and equity securities, and other assets. The Fund invests indirectly by buying shares of a combination of underlying funds (“Underlying Funds”), some of which are managed by the Advisor and some of which are not. Underlying Funds may include open-end funds, closed-end funds and ETFs. The Advisor will vary, from time to time, the amount of assets allocated to one or more Underlying Funds, and direct investments in securities, in an attempt to achieve the Fund’s investment goal, based upon the Advisor’s view of economic conditions. The Fund will not acquire more than 25% of the outstanding voting securities of any Underlying Fund.

The Underlying Funds invest in a mix of equities such as common stocks, preferred stocks or securities convertible into stocks (domestic and foreign); in fixed income securities such as fixed rate debt, variable rate debt or high-yield, lower rated debt instruments (domestic and foreign); in money market instruments; or in a composite of such securities. The Underlying Funds may employ any investment style (such as growth or value), investment strategy or technique and may invest in any region or country, market capitalization range (such as small, middle or large capitalization companies) or any specific average weighted maturity range (such as short-term,

Target Funds (MTB Managed Allocation Fund—Aggressive Growth, MTB Managed Allocation Fund—Moderate Growth, MTB Managed Allocation Fund—Conservative Growth)	Acquiring Fund (MTB Strategic Allocation Fund)
Certain of the Underlying Funds invest in foreign securities and below investment grade securities (“junk bonds”). In addition, certain of the Underlying Funds invest in securities of U.S. government-sponsored entities (“GSEs”), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. An Underlying Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, an Underlying Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

intermediate-term or long-term fixed income securities). The Fund follows a flexible approach to selecting investments, and does not allocate assets among Underlying Funds according to predetermined levels. The Advisor will also directly invest in fixed income securities with varying maturities (and credit quality), including corporate and government securities and mortgage backed securities as well as the equity securities of United States and foreign issuers.

When making allocation decisions, the Advisor considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. While the Advisor performs these analyses on a routine basis, material shifts in asset class exposures typically take place over longer periods of time. The Advisor will adjust the Fund’s asset mix based on its analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends. Notwithstanding the foregoing, until approximately June 2010, the Fund will invest only a small portion of its assets, if any, in Underlying Funds that are managed by the Advisor. After that time and until approximately 2011, it is anticipated that the Fund will invest 35-40% of its assets in Underlying Funds that are managed by the Advisor.

	Target Funds (MTB Managed Allocation Fund—Aggressive Growth, MTB Managed Allocation Fund—Moderate Growth, MTB Managed Allocation Fund—Conservative Growth)	Acquiring Fund (MTB Strategic Allocation Fund)
The Advisor will also directly purchase the equity securities of United States and foreign issuers, as well as investment grade fixed income securities with varying maturities, including corporate and government securities and mortgage backed securities. The Advisor will adjust the Fund’s asset mix based on its analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends.

Portfolio Manager(s)	Valerie J. Gospodarek, CFA, CIMA Mark Stevenson, CFA	Valerie J. Gospodarek, CFA, CIMA Mark Stevenson, CFA

As you can see from the chart above, the investment goals and strategies and portfolio management team of the Target Funds are similar to those of the Acquiring Fund. The Target Funds all seek capital appreciation, income, or both, and the Acquiring Fund seeks total return, which consists of capital appreciation and income. The Funds all primarily allocate investments between fixed income securities, equity securities, and money market funds, and invest in Underlying Funds. In addition, Valerie Gospodarek and Mark Stevenson serve as the portfolio managers for all Funds. There are, however, differences that you should consider. The Acquiring Fund will invest in a broader range of securities than the Target Funds in order to pursue its investment goal, and will typically have an asset allocation more closely resembling the MTB Managed Allocation Fund—Moderate Growth than that of the other Target Funds. The Acquiring Fund will invest in mutual funds other than MTB Funds, in closed-end funds, and in ETFs unlike the Target Funds.

Comparison of Principal Risks

The principal risks associated with each Target Fund and the Acquiring Fund are similar because they have similar investment goals and similar principal investment strategies.

The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time. Many factors affect a Fund’s performance. A Fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A Fund’s reaction to these developments will be affected by the types of securities in which the Fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

The following risks apply to each of the Target Funds and to the Acquiring Fund:

Risk Related to Investment in Underlying Funds: The investment performance of the Fund is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Fund to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the decisions of MTBIA, as investment advisor, regarding the allocation of the Fund’s assets among the Underlying Funds. There can be no assurance that the investment objective of the Fund or any Underlying Fund will be achieved. Through its investments in Underlying Funds, the Fund is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below. In addition, both the Fund and the Underlying Funds in which it invests bear fees and expenses, so investment in the Fund may be subject to certain duplicate expenses.

Risk Related to Concentration: Underlying Funds may concentrate in a particular industry or industry sector, subjecting them to greater risk than a fund that invests in a broader range of industries or sectors. Also, the value of the shares of such an Underlying Fund may be subject to greater market fluctuation than an investment in a more diversified fund.

Risk Related to Diversification: Underlying Funds may be classified as non-diversified funds and may invest a larger portion of assets in a small number of securities, which could lead to increased volatility. This may cause the market action of the Underlying Fund’s larger security positions to have a greater impact on the fund’s net asset value per share, which could lead to increased volatility.

Stock Market Risk: The value of equity securities in an Underlying Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.

Interest Rate Risk: Prices of fixed income securities generally fall when interest rates rise.

Credit Risk: There is a possibility that issuers of securities in which Acquiring Fund (and any Underlying Fund) invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Risk of Foreign Investing: Foreign economic, political or regulatory conditions may be less favorable than those of the United States. In addition, securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Asset Allocation Risk: The risk that the Advisor’s asset allocation decisions between equity securities, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully. A Fund’s investment performance depends upon how its assets are allocated and reallocated according to its asset allocation targets and ranges. A principal risk of investing in a Fund is that the Advisor will make less than optimal or poor asset allocation decisions. The Advisor attempts to identify investment allocations that will provide consistent, quality performance for a Fund, but there is no guarantee that the allocation techniques will produce the desired results. It is possible that the Advisor will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in a Fund as a result of these allocation decisions.

Risks Associated With Non-Investment Grade Securities: The securities in which an Underlying Fund and the Acquiring Fund may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities.

Active Trading Risk: An Underlying Fund and the Acquiring Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you may pay.

Affiliated Persons Risk: Each Fund is subject to affiliated persons risk. In managing each Fund, the Advisor has the authority to select and substitute the underlying funds in which the Fund will invest. The Advisor is subject to conflicts of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Advisor is also primarily responsible for managing the Underlying Funds. Specifically, certain Underlying Funds that are managed by the Advisor pay higher fees than other Underlying

Funds that are managed by the Advisor. In addition, the Advisor will have the authority to invest Acquiring Fund assets in Underlying Funds that are managed by the Advisor, for which it may be paid fees, as well as Underlying Funds that are not managed by the Advisor, for which it will not be paid those fees. The Trustees and officers of the Fund may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Funds.

The Fund may invest in Shares of the Money Market Funds, and these investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.

In addition, the following risk applies to the Acquiring Fund only:

Small-Cap Securities Risk: To the extent the Acquiring Fund, or an Underlying Fund in which the Acquiring Fund invests, invests in stocks of small-cap companies, it may be subject to increased risk. Investments in smaller, newer companies may involve greater risk than investments in larger, more established companies because the stocks of small-cap companies are usually less stable in price and less liquid.

Comparative Fee Tables

The tables below allow a shareholder to compare the sales charges, management fees and expense ratios of each Target Fund with the Acquiring Fund and to analyze the estimated expenses that the Acquiring Fund expects to bear following the Reorganization. The shareholder transaction expenses presented below show the maximum sales charge (load) on purchases of Fund shares as a percentage of offering price, and the maximum CDSC on redemption of Fund shares as a percentage of original purchase price or redemption proceeds, as applicable. However, you will not have to pay any sales charge on any shares of the Acquiring Fund received as part of the Reorganization. Annual Fund Operating Expenses are paid by each Fund. They include management fees, administrative costs and distribution and shareholder servicing fees, including pricing and custody services. In addition, following the presentation of that information, Annual Fund Operating Expenses (and related Example Expenses) are presented on a pro forma combined basis.

The Annual Fund Operating Expenses shown in the table below are based on expenses for the twelve-month period ended October 31, 2009, for each Target Fund and the Acquiring Fund and those projected for the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, and are based on pro forma combined net assets as if the transaction had occurred at the beginning of the fiscal year.

Shareholder Transaction Expenses (fees paid directly from your investment)

	Aggressive Fund			Moderate Fund			Conservative Fund			Acquiring Fund			Pro Forma Combined
	Class A		Class B	Class A		Class B	Class A		Class B	Class A		Class B	Class A		Class B
Maximum Sales Load	5.00%		None	4.50%		None	4.00%		None	5.50%		None	5.50%		None
Maximum Deferred Sales Load	None	(1)	5.00%	None	(1)	5.00%	None	(1)	5.00%	None	(1)	5.00%	None	(1)	5.00%

[1]	For purchases over $1,000,000, a 1% CDSC may be imposed if redeemed within 18 months of purchase.

EXPENSE TABLE

Annual Fund Operating Expenses

Expenses that are deducted from Fund assets (as a percentage of average net assets). The percentages shown are based on expenses for the twelve-month period ended October 31, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

	Aggressive Fund		Moderate Fund		Conservative Fund		Acquiring Fund (MTB Strategic Allocation Fund)		Acquiring Fund (MTB Strategic Allocation Fund) after Transaction with all Target Funds (pro forma combined)
	Class A Shares	Class B Shares	Class A Shares	Class B Shares	Class A Shares	Class B Shares	Class A Shares	Class B Shares	Class A Shares	Class B Shares
Management Fee[1]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.65%	0.65%	0.65%	0.65%
Distribution Fees	0.25%[2]	0.75%[2]	0.25%[2]	0.75%[2]	0.25%[2]	0.75%[2]	0.25%	0.75%	0.25%	0.75%
Other Expenses	1.82%[3]	1.82%[3]	1.19%[3]	1.19%[3]	1.88%[3]	1.88%[3]	1.53%[3]	1.53%	1.21%	1.21%
Acquired Fund Fees and Expenses[4]	1.04%	1.04%	0.91%	0.91%	0.85%	0.85%	0.34%	0.34%	0.71%	0.71%
Total Annual Fund Operating Expenses[5,6]	3.36%	3.86%	2.60%	3.10%	3.23%	3.73%	2.77%	3.27%	2.82%	3.32%
Contractual Advisory Fee Waiver[7]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.60%	0.60%	0.60%	0.60%
Net Expenses	3.36%	3.86%	2.60%	3.10%	3.23%	3.73%	2.17%	2.67%	2.22%	2.72%

[1]

MTBIA voluntarily waived a portion of its management fee for the Target Funds and the Acquiring Fund during the twelve-month period ended October 31, 2009. The management fee paid by each Target Fund after the waivers was 0.00% in the case of the Aggressive Fund, 0.00% in the case of the Moderate Fund, and 0.00% in the case of the Conservative Fund. The management fee paid by the Acquiring Fund after the waiver was 0.00%. MTBIA can terminate this waiver at any time.

[2]

A portion of the distribution (12b-1) fees for each Target Fund’s Class A shares has been waived. Additionally, a portion of the distribution (12b-1) fee for certain Target Fund’s Class B shares has been waived. The distributor can terminate this voluntary waiver at any time. The distribution (12b-1) fees paid by each Target Fund’s Class A shares and Class B shares after the waiver were 0.00% and 0.57%, respectively, in the case of the Aggressive Fund, 0.15% and 0.74%, respectively, in the case of the Moderate Fund, and 0.00% and 0.56%, respectively, in the case of the Conservative Fund, for the twelve-month period ended October 31, 2009.

[3]

The shareholder services provider waived a portion of its fee for the Funds. The shareholder services provider can terminate this waiver and reduction at any time. Total other expenses paid by the Funds’ Class A shares and Class B shares after the waiver and reduction were 1.19% and 1.44%, respectively, for the Acquiring Fund, 1.57% and 1.57%, respectively, for the Aggressive Fund, 0.94% in the case of Class A shares of the Moderate Fund, and 1.63% and 1.63%, respectively, for the Conservative Fund, for the twelve-month period ended October 31, 2009. There was no waiver for Class B shares of the Moderate Fund.

[4]

The Funds’ shareholders indirectly bear the expenses of the acquired funds in which the Funds invest. Each Fund’s indirect expenses from investing in the acquired funds is based upon the average allocation of the Fund’s investments in the acquired funds and upon the actual operating expenses of the acquired funds (including any current waivers and expense limitations) from its most recent shareholder report. Actual acquired fund expenses incurred by a Fund may vary with changes in the allocation of the Fund’s assets among the acquired funds and with other events that directly affect the expenses of the acquired funds. Acquired Fund Fees and Expenses have been restated to reflect current fees for the Acquiring Fund.

[5]

MTBIA, the distributor, and the shareholder services provider voluntarily waived certain amounts, and expect these waivers to remain in effect until at least June 2011, including with respect to the Acquiring Fund after the proposed Reorganization. Voluntary waivers (and reductions in expenses) may be changed or terminated by the respective parties at any time. Voluntary waivers (and reductions in expenses) are shown in the table below along with the net expenses the Target Funds actually paid for the twelve-month period ended October 31, 2009. In addition, shown below are voluntary waivers and reductions that would apply to the Acquiring Fund after the proposed Reorganization along with the Total Annual Fund Operating Expenses, after both voluntary waivers and contractual waivers (which are described in footnote 7) for the Acquiring Fund after the proposed Reorganization. While in effect, the voluntary waivers relating to the Acquiring Fund after the Reorganization will be in addition to the contractual waiver that will apply only to the management fee.

	Aggressive Fund		Moderate Fund		Conservative Fund		Acquiring Fund (MTB Strategic Allocation Fund)		Acquiring Fund (MTB Strategic Allocation Fund) after Transaction with all Target Funds (pro forma combined)

	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Total Waivers and Reduction of Fund Expenses	1.37%	1.30%	0.82%	0.46%	1.44%	1.38%	0.73%	0.48%	0.58%	0.34%
Total Annual Fund Operating Expenses (after waivers and reduction)	1.99%	2.56%	1.78%	2.64%	1.79%	2.35%	1.44%	2.19%	1.64%	2.38%

[6]

After Class B shares have been held for eight years from the date of purchase, they will automatically convert to Class A shares on or about the last day of the following month. Class A shares pay lower operating expenses than Class B shares.

[7]

MTBIA has agreed contractually to waive 0.60% of its management fee for the Strategic Fund and the Pro Forma combined Fund and, if necessary, reimburse other operating expenses in order to limit Total Annual Fund Operating Expenses (excluding distribution, shareholder service fees and acquired fund fees and expenses) to 0.85% as a percentage of average daily net assets until June 2011 or one year after the Closing Date, whichever is later. Please see footnote 5 for information about voluntary waivers that, while in effect, may also reduce Total Annual Fund Operating Expenses.

The fees and expenses in the above-referenced table are based on average annual net assets for the twelve-month period ended October 31, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since the twelve-month period ended October 31, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of a Fund may be limited by voluntary waivers. These voluntary waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ended October 31, 2009 are available in each Fund’s semi-annual report, which is available on www.mtbfunds.com.

Expense Example

The Example is intended to help you compare the cost of investing in shares of the Target Funds with the cost of investing in the Acquiring Fund currently and on a pro forma basis, and allows you to compare these costs with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

•	$10,000 investment

•	5% annual return

•	no changes in the Fund’s operating expenses

The costs reflect the effects of expense limitations and/or fee waivers on the part of MTBIA for the period of the contractual limitation and/or waiver. Absent such arrangements, the costs would be higher.

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

AGGRESSIVE FUND

	1 Year	3 Years	5 Years	10 Years
Class A Shares (assuming redemption)	$822	$1,481	$2,162	$3,967
Class B Shares (assuming redemption)	$888	$1,478	$2,186	$3,981
Class B Shares (assuming no redemption)	$388	$1,178	$1,986	$3,981

MODERATE FUND
	1 Year	3 Years	5 Years	10 Years
Class A Shares (assuming redemption)	$701	$1,221	$1,767	$3,252
Class B Shares (assuming redemption)	$813	$1,257	$1,825	$3,295
Class B Shares (assuming no redemption)	$313	$957	$1,625	$3,295

CONSERVATIVE FUND
	1 Year	3 Years	5 Years	10 Years
Class A Shares (assuming redemption)	$713	$1,355	$2,021	$3,791
Class B Shares (assuming redemption)	$875	$1,440	$2,125	$3,867
Class B Shares (assuming no redemption)	$375	$1,140	$1,925	$3,867

ACQUIRING (MTB Strategic Allocation) FUND
	1 Year	3 Years	5 Years	10 Years
Class A Shares (assuming redemption)	$758	$1,308	$1,883	$3,438
Class B Shares (assuming redemption)	$770	$1,251	$1,855	$3,411
Class B Shares (assuming no redemption)	$270	$951	$1,655	$3,411
Institutional I Shares (assuming redemption)	$195	$728	$1,287	$2,811

ACQUIRING FUND AFTER TRANSACTION WITH ALL TARGET FUNDS (PRO FORMA COMBINED)
	1 Year	3 Years	5 Years	10 Years
Class A Shares (assuming redemption)	$763	$1,323	$1,907	$3,483
Class B Shares (assuming redemption)	$775	$1,265	$1,879	$3,458
Class B Shares (assuming no redemption)	$275	$965	$1,679	$3,458
Institutional I Shares (assuming redemption)	$200	$743	$1,312	$2,861

The projected post-Reorganization pro forma combined Annual Fund Operating Expenses and Expense Example presented above are based on numerous material assumptions, including that the current contractual agreements will remain in place for one year. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, such as the future level of the Acquiring Fund’s assets. Those factors are beyond the control of the Acquiring Fund and MTBIA.

If the Reorganization is approved, the resulting combined Fund will retain the Acquiring Fund’s expense structure.

Comparison of Fund Performance

The following table represents the (unaudited) average annual total return for the Funds’ Class A shares for the 1-, 5-, and 10-year periods ended December 31, 2009 as compared with the performance of each Fund’s respective benchmark index over the same periods. The returns for other share classes will differ from the returns shown because of differences in expenses of each class. Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.

The performance for the benchmark indices shown below does not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Funds’ performance. The benchmark indices are unmanaged and, unlike the Funds, are not affected by cash flows. It is not possible to invest directly in an index. Each Fund’s past performance is not a guarantee of future results.

	Target Fund (Aggressive Fund) Class A Shares		Target Fund (Moderate Fund) Class A Shares
	Fund Returns	Benchmark Returns[1]	Fund Returns	Benchmark Returns
1 Year	32.10%	26.46%	24.96%	26.46%
5 Years	(0.24)%	0.42%	1.48%	0.42%
10 Years	(0.26)%	(0.95)%	1.26%	(0.95)%

	Target Fund (Conservative Fund) Class A Shares		Acquiring Fund (Strategic Allocation Fund) Class A Shares
	Fund Returns	Benchmark Returns	Fund Returns[2]	Benchmark Returns
1 Year	18.41%	26.46%	21.73%	26.46%
5 Years	1.73%	0.42%	1.91%	0.42%
10 Years	2.13%	(0.95)%	0.56%	(0.95)%

[1]

The benchmark returns shown for each Fund are those of the S&P 500 Index, an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

[2]

As of March 23, 2010, the Acquiring Fund was repositioned and the investment strategies and policies of the Acquiring Fund were changed to allow it to invest in a broader range of securities. The Acquiring Fund’s Returns shown above relate to the period prior to the repositioning.

For additional information regarding the performance of the Acquiring Fund, including the annual total returns for the past ten years, see the “Performance Information” and “Financial Highlights” sections of the MTB Group of Funds Prospectuses, which have been mailed with this Prospectus/Proxy Statement.

Rights of Target Fund and Acquiring Fund Shareholders

Shareholders of each Target Fund and the Acquiring Fund have virtually identical rights. Each Target Fund and the Acquiring Fund are series of MTB Group of Funds, a Delaware statutory trust. Shares of each Target Fund and the Acquiring Fund are governed by the same Declaration of Trust and By-laws of the MTB Group of Funds. As such, shareholders of each Target Fund and the Acquiring Fund have the same rights with regard to issues such as quorum, vote, notice, and adjournment requirements for shareholders’ meetings.

Tax Consequences of the Reorganizations

Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”). Based on certain assumptions made and representations to be made on behalf of the Acquiring Fund and the Target Funds, it is expected that Stradley Ronon Stevens & Young, LLP will provide a legal opinion to the effect that, for federal income tax purposes: (i) shareholders of each Target Fund will not recognize any gain or loss as a result of the exchange of their shares of a Target Fund for shares of the Acquiring Fund; (ii) the Acquiring Fund and its shareholders will not recognize any gain or loss upon receipt of each Target Fund’s assets; and (iii) the holding period and aggregate tax basis for Acquiring Fund shares that are received by a Target Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of Target Fund previously held by such shareholder.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If a Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, and thus is taxable, the relevant Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it received. The failure of one Reorganization to qualify as a tax-free reorganization would not adversely affect any other Reorganization.

Target Fund Dividend Distribution. Before the Reorganization, each Target Fund expects to distribute ordinary income and realized capital gains (net of available capital loss carryovers) payable for any period prior to, and through, the Closing Date, if any, to shareholders.

Capital Loss Carryovers. Capital losses can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains, subject to an annual limitation if there is a more than 50% “change in ownership” of a Fund. The Acquiring Fund will succeed to the tax attributes of the Target Funds, including any available capital loss carryforwards, as of the Closing Date. Based on the respective net asset values of the Acquiring Fund and the Target Funds as of October 31, 2009, the Reorganizations will result in a more than 50% “change in ownership” of each Target Fund and the Acquiring Fund. As a result, the capital loss carryovers (together with any post-October loss, current year realized capital gain/loss and net unrealized appreciation/depreciation in value of investments, collectively referred to as “total net capital loss carryovers”) of the Funds will be subject to an annual limitation for federal income tax purposes. In addition, for five years beginning after the Closing Date, neither the Acquiring Fund nor any Target Fund will be permitted to offset the gains “built-in” to any one Fund at the time of the Reorganization against the capital losses (including capital loss carry-forwards) built in to the other Funds at the time of the Reorganization. The total net capital loss carryovers of the Funds and the approximate annual limitation on the use of each Fund’s total net capital loss carryovers following the Reorganizations are as follows:

Line		Target Fund (Aggressive Fund)	Target Fund (Moderate Fund)	Target Fund (Conservative Fund)	Acquiring Fund (Strategic Allocation Fund)
1	Capital Loss Carryovers at Fiscal Year End 4/30/2009
2	Expiring 2010	—	—	—	$(32,428,634)
3	Expiring 2011	—	—	—	$(7,270,639)
4	Expiring 2017	$(772,820)	$(448,015)	$(26,521)	$(1,290,351)
5	Total Capital Loss Carryovers	$(772,820)	$(448,015)	$(26,521)	$(40,989,624)
6	Post October Loss	$(3,898,937)	$(6,172,576)	$(443,951)	$(2,000,679)
7	Net Realized Gain (Loss) on a Tax Basis for Current Fiscal Year as of 10/31/09	$(1,014,714)	$(2,782,564)	$(543,573)	$(150,059)
8	Net Unrealized Appreciation of Investments on a Tax Basis as of 10/31/09	$387,301	$2,211,267	$753,256	$(188,674)
9	Total Net Capital Loss Carryovers	$(5,299,170)	$(7,191,888)	$(260,789)	$(43,329,036)
10	Net Unrealized Appreciation (Depreciation) for Book Purposes as Percentage of Net Assets [L8/L11]	2.15%	5.84%	9.00%	(1.10)%
11	Net Assets at 10/31/09	$18,005,721	$37,892,890	$8,371,421	$17,153,320
12	Tax-Exempt Rate (January 2010)	4.14%	4.14%	4.14%	4.14%
13	Annual Limitation (approximate)(1) [L11 x L12]	$745,437	$1,568,766	$346,577	$710,147

(1)	The actual limitation will equal the aggregate net asset value of a Fund on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation is increased by the amount of any built-in gain, i.e., unrealized appreciation in value of investments, of the Fund on the Closing Date that is recognized in a taxable year.

Based on tax positions of the Funds at October 31, 2009, these annual limitations on the use of their total net capital loss carryovers may be material, except in the case of Conservative Fund, depending on the facts on the Closing Date. However, the capital loss carryovers might not have been fully utilized in any event before they expired.

Buying shares in a fund that has material unrealized appreciation in portfolio investments may be less tax efficient than buying shares in a fund with no such unrealized appreciation in value of investments. Conversely, buying shares in a fund with unrealized depreciation in value of investments may be more tax efficient because such depreciation when realized will offset other capital gains that might otherwise be distributed to shareholders causing the shareholders to pay tax on such distributions. These same considerations apply in the case of a reorganization. At October 31, 2009, the net unrealized appreciation/depreciation in the value of investments as a percentage of net asset value of the Funds ranges from (1.1%) to 9.0%, and on a combined basis of 3.9%. Accordingly, the shareholders of the Funds likely will be exposed to only slightly more or less appreciation (depreciation) in value of investments relative to what they are presently exposed. However, any such unrealized appreciation may be offset in whole or in part by any available capital loss carryovers.

Tracking Your Basis and Holding Period; State and Local Taxes. After the Reorganization, you will continue to be responsible for tracking the adjusted tax basis and holding period for your shares for federal income tax purposes. You should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax advisor about the state and local tax consequences, if any, of the Reorganization because this discussion only relates to the federal income tax consequences.

THE PROPOSED REORGANIZATION

Plans of Reorganization

If approved by shareholders of each Target Fund, the Reorganizations of each Target Fund into the Acquiring Fund is expected to occur on June 11, 2010, or such other date as the parties may agree.

The terms and conditions under which the Reorganization may be consummated are set forth in the Plans. Significant provisions of the Plans are summarized below; however, this summary is qualified in its entirety by reference to the Plans. A copy of the form of Plans is attached as Appendix A to this Prospectus/Proxy Statement.

Each Plan provides that its respective Target Fund will convey to the Acquiring Fund all of its assets, except for assets in an amount deemed necessary to (i) discharge each Target Fund’s unpaid liabilities, and (ii) pay contingent liabilities deemed to exist against Target Fund as of the Closing Date. In consideration, the Acquiring Fund will deliver to the Target Funds full and fractional shares of Class A and Class B shares having an aggregate net asset value equal to the aggregate value of the net assets of Target Fund, as determined pursuant to the terms of the Plan.

Immediately after the transfer of assets, each Target Fund will distribute to its shareholders of record, with respect to each class of shares, the shares of the Acquiring Fund of the corresponding class received by Target Fund, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within that class. Subsequently, each Target Fund will completely liquidate, except as to the contingent liability reserve, as described more fully in the Plan.

Each Target Fund will use commercially reasonable efforts to discharge all of its known liabilities and obligations prior to the Closing Date, and the Acquiring Fund will not assume any such liabilities existing at the Closing Date. Acquiring Fund specifically disclaims the assumption of any such liabilities.

Until the Closing Date, shareholders of each Target Fund will continue to be able to redeem their shares. Redemption requests received after the Closing Date will be treated as requests received by Acquiring Fund for the redemption of its shares.

The obligations of the Funds under the Plans are subject to various conditions, including approval of the shareholders of each Target Fund. The Plan also requires that Acquiring Fund and each Target Fund take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Plan. The Plan may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to Appendix A to this Prospectus/Proxy Statement to review the terms and conditions of the Plan.

Reasons for the Reorganization and Trustees’ Considerations

The Board considered each proposed Reorganization at a meeting held on January 13, 2010. The Board received, reviewed and discussed a significant amount of information concerning MTBIA, each Target Fund, the Acquiring Fund and each proposed Reorganization; met with representatives of MTBIA; and considered the terms of each proposed Reorganization and the anticipated benefits to the shareholders of the Target Funds. The Board, including the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), approved the Plan and the proposed Reorganization with respect to each Target Fund and recommended the approval by each Target Fund’s shareholders. In approving the Plans and Reorganizations, the Board determined that participation in the Reorganization is in the best interests of each Target Fund and the Acquiring Fund and their respective shareholders and that the economic interests of the shareholders of each Target Fund and Acquiring Fund would not be diluted as a result of the Reorganizations. The shareholders of Acquiring Fund are not required to approve the Reorganizations.

In approving the proposed Reorganization, the Board took into consideration the following factors, among others:

•	The compatibility of the investment goals and strategies of the each Target Fund and the Acquiring Fund;

•	The investment performance of the Funds;

•	The terms and conditions of the Plans;

•	The fact that half of the fees and expenses of each Reorganization are being borne by MTBIA or its affiliates;

•

The relative sizes of each Target Fund and the Acquiring Fund both before and after the Reorganizations, and that the Target Funds and Acquiring Fund’s small size make them difficult to operate it without significant subsidization;

•	The relative past and current growth in assets of each of the Target Funds and the anticipated future inability of each Target Fund to achieve satisfactory asset growth;

•

The relative expense ratios of each Target Fund and the Acquiring Fund and the anticipated effect of the proposed Reorganizations on the expense ratios of Acquiring Fund both before and after expense caps and fee waivers; and

•	MTBIA’s contractual commitment to waive 0.60% of the investment advisory fee of the Acquiring Fund until one year following the Closing Date of the Reorganization.

In addition, the Board considered that the Reorganization presents an opportunity for the Acquiring Fund to acquire substantial investment assets without the obligation to pay commissions or other transactions costs that a fund normally incurs when purchasing securities.

Upon considering these factors, the Board approved the Reorganization, and recommends shareholder approval.

Description of the Securities to be Issued

Shareholders of Target Fund Class A shares will receive Class A shares of Acquiring Fund. Shareholders of Target Fund Class B shares will receive Class B shares of Acquiring Fund.

Each share of Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share of Acquiring Fund is entitled to equal liquidation and redemption rights. The Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. For more information about redemption rights and exchange privileges, please refer to the “How to Purchase, Redeem, and Exchange Shares” section in the Prospectuses.

Forms of Organization

Each Target Fund and Acquiring Fund are diversified series of the Trust, an open-end management investment company organized as a Delaware statutory trust. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series.

Operation of Acquiring Fund Following the Reorganization

MTBIA does not expect Acquiring Fund to revise its investment goals or strategies as a result of the Reorganization. In addition, MTBIA does not anticipate significant changes to Acquiring Fund’s management or to entities that provide Acquiring Fund with services. Specifically, the Trustees, the investment manager, distributor, and other entities are expected to continue to serve Acquiring Fund in their current capacities. The portfolio managers of Acquiring Fund are expected to continue to manage the Fund.

Pro Forma Capitalization

The following tables show the capitalization of each Target Fund and Acquiring Fund as of October 31, 2009, and on a pro forma combined basis (unaudited) as of October 31, 2009, giving effect to the Reorganization.

	Aggressive Fund	Moderate Fund	Conservative Fund	Acquiring Fund (MTB Strategic Allocation Fund)	Pro Forma Adjustments		Pro Forma Acquiring Fund After Transaction (MTB Strategic Allocation Fund)[1,2]
Class A shares
Net Assets	$12,223,777	$24,038,171	$6,500,569	$13,488,672	$(58,645	)(3)	$56,192,544
Shares Outstanding	1,863,174	3,042,616	759,613	1,074,941	(2,258,122)		4,482,222
Net Asset Value per Share	$6.56	$7.90	$8.56	$12.55	—		$12.54

Class B shares
Net Assets	5,781,944	13,854,719	1,870,852	1,846,968	(24,349	)(3)	$23,330,134
Shares Outstanding	917,962	1,809,939	219,500	145,538	(1,253,206)		1,839,733
Net Asset Value per Share	$6.30	$7.65	$8.52	$12.69	—		$12.68

Institutional I shares
Net Assets	—	—	—	1,817,680	(1,895	)(3)	$1,815,785
Shares Outstanding	—	—	—	144,438	—		144,438
Net Asset Value per Share	—	—	—	$12.58	—		$12.57

(1)	Reflects the conversion of each Target Fund’s shares as a result of the proposed Transaction.
(2)	Pro forma information presented assumes that each of the Target Funds merge into the Acquiring Fund.
(3)	Reflects adjustments for estimated reorganization expenses of the Acquired and the Acquiring Fund.

The table above assumes that the Reorganization occurred on October 31, 2009. The table is for informational purposes only. No assurance can be given as to how many Acquiring Fund shares will be received by shareholders of Target Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Acquiring Fund that actually will be received on or after that date.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Management of Target Funds and Acquiring Fund

MTBIA is the investment advisor for each Target Fund and Acquiring Fund. The principal business address of MTBIA is 100 East Pratt Street, 15th Floor, Baltimore, Maryland 21202. As the investment advisor, MTBIA has overall responsibility for directing the investments of the Target Funds and Acquiring Fund. As of December 31, 2009, MTBIA managed approximately $13.2 billion in assets.

Investment Advisory Contract

For its services as investment advisor, MTBIA is entitled to an annual advisory fee, which is equal to a percentage of each Fund’s average daily net assets, as set forth below.

Fund	Fee
Target Fund: (MTB Managed Allocation Fund—Aggressive Growth)	0.25%
Target Fund: (MTB Managed Allocation Fund—Moderate Growth)	0.25%
Target Fund: (MTB Managed Allocation Fund—Conservative Growth)	0.25%
Acquiring Fund: (MTB Strategic Allocation Fund)	0.65%

If the Reorganization is approved, the resulting combined Fund will retain Acquiring Fund’s management fee structure. MTBIA has contractually agreed to waive 0.60% of the Acquiring Fund’s advisory fee until one year after the Closing Date.

For more information about each of the Funds’ management, please refer to the “Who Manages the Funds?” section of the Prospectuses, which are incorporated herein by reference and to the “Who Manages and Provides Services to the Funds?” section of the Trust’s SAI, which is incorporated by reference into the SAI related to this Prospectus/Proxy Statement. A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Target Funds and Acquiring Fund is available in the October 31, 2009 semi-annual report to shareholders.

Target Funds’ and Acquiring Fund’s Portfolio Managers

Mark Stevenson and Valerie J. Gospodarek co-manage the Target Funds and the Acquiring Fund. Under normal circumstances, Mr. Stevenson or Ms. Gospodarek initially recommends changes to the allocation among and the selection of the Underlying Funds. Whomever of the two co-managers does not initiate the allocation recommendation then contributes input and analysis, and the two portfolio managers jointly decide the investment approach to be implemented.

Valerie J. Gospodarek, CFA, CIMA, is a Vice President of MTBIA. She is a member of the Asset, Portfolio and Manager Strategies teams, responsible for asset allocation development and implementation, and third-party manager and mutual fund due diligence. Prior to joining MTBIA in January 2006, Ms. Gospodarek spent four years as an Analyst in Mercantile-Safe Deposit & Trust Company’s Quantitative Solutions Group. Prior to that, Ms. Gospodarek managed trust and high net worth accounts at Mercantile. Ms. Gospodarek holds a Masters of Science in Finance degree from Loyola College in Maryland and a B.A. degree in mathematics from the University of Delaware. Ms. Gospodarek holds the Chartered Financial Analyst and the Certified Investment Management Analyst designations, and is a member of the CFA Institute, the CFA Society of San Francisco, and the Investment Management Consultants Association.

Mark Stevenson, CFA, is a Vice President of MTBIA. Prior to joining M&T in October 2000, Mr. Stevenson was with Keystone Financial, Inc. (Keystone) since 1990, where he managed retirement plan, personal trust and institutional assets for the clients of Keystone. He is a CFA Charterholder and graduated with a

Bachelor of Arts in Prelaw from Pennsylvania State University. He also graduated with a Master of Arts in International Economics and U.S. Foreign Policy from The American University, Washington, D.C.

Information about the portfolio managers’ compensation, other accounts managed by these individuals, and their ownership of securities in Acquiring Fund or other funds that they manage is available in the Trust’s SAI which is incorporated by reference into the SAI to this Prospectus/Proxy Statement.

Distribution of Target Fund and Acquiring Fund Shares

ALPS Distributors, Inc. (the “Distributor”), whose address is 1290 Broadway, Suite 1100 Denver, Colorado 80203, serves as the principal underwriter of Target Fund and Acquiring Fund under a Distribution Agreement with the Trust. The Distributor markets Target Fund and Acquiring Fund shares to institutions or individuals, directly or through a financial intermediary that has an agreement with the Distributor. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to financial intermediaries. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to financial intermediaries for marketing and servicing shares. Financial intermediaries include the Advisor and its affiliates. You should consult your financial intermediary to determine what types of compensation it may receive for selling Fund Shares. The Distributor and its affiliates also serve as distributor to other investment companies.

The Trust has adopted a Rule 12b-1 Plan on behalf of Class A Shares and Class B Shares, which allows it to pay distribution fees to financial intermediaries (which may be paid through the Distributor) at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A Shares and up to 0.75% of the average daily net assets of the Funds’ Class B Shares, for the sale, distribution, administration, customer servicing and recordkeeping of these shares. These fees may be paid to the Distributor, MTBIA and their affiliates. In the case of Class B Shares, the Rule 12b-1 Plan may also be used to compensate the Distributor, MTBIA, their affiliates or financial intermediaries for commissions advanced on the sale of those shares. The Funds may waive or reduce the maximum amount of Rule 12b-1 fees they pay from time to time in their sole discretion. In addition, a financial intermediary (including the Distributor, MTBIA or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these shares pay marketing fees on an ongoing basis, a shareholder’s investment cost may be higher over time than other shares with different sales charges and marketing fees.

For more information about the Funds’ distribution, please refer to the “Accounts and Share Information” section of the Prospectuses, which are incorporated herein by reference, and to the “How Are the Funds Sold?” section of the Trust’s SAI.

Financial Highlights

The prospectus for the Acquiring Fund contains financial information for the Acquiring Fund, including the Acquiring Fund’s financial performance for the past five years under the heading “Financial Highlights,” and is being mailed with this Combined Prospectus/Proxy Statement. The prospectus for the Target Funds contains additional information for the Target Funds, including each Target Fund’s financial performance for the past five years, and is available free of charge upon request.

VOTING INFORMATION

This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by, and on behalf of, the Board, to be used at the Meeting. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of each Target Fund on or about April 2, 2010. Only shareholders of record as of the close of business on the Record Date, March 25, 2010, will be entitled to notice of, and to vote at, the Meeting. If the enclosed form of proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly executed proxy cards will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.

You can vote in any one of four ways:

By mail, with the enclosed proxy card;

In person at the Meeting;

By telephone; or

By internet.

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE

1.	Read the Prospectus/Proxy Statement and have your proxy card with you.

2.	Call the toll-free number indicated on your proxy card.

3.	Enter the 12 digit control number found on the front of your proxy card.

4.	Follow the recorded instructions to cast your vote.

INSTRUCTIONS FOR VOTING BY INTERNET

1.	Read the Prospectus/Proxy Statement and have your proxy card with you.

2.	Go to the website indicated on your proxy card.

3.	Enter the 12 digit control number found on the front of your proxy card.

4.	Follow the recorded instructions to cast your vote.

We encourage you to vote by telephone or internet by using the control number that appears on your enclosed proxy card. Use of telephone and internet voting will reduce the time and costs associated with this proxy solicitation.

A shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised: (i) by sending a written notice of revocation to Broadridge Financial Solutions, Inc., at the following address: 51 Mercedes Way, Edgewood, New York 11717; (ii) by returning a duly executed proxy with a later date before the time of the Meeting, or (iii) if a shareholder has executed a proxy but is present at the Meeting and wishes to vote in person, by notifying the Secretary of the Trust (without complying with any formalities) at any time before it is voted. Being present at the Meeting alone does not revoke a previously executed and returned proxy. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.

Solicitation of Votes

In addition to the mailing of this Prospectus/Proxy Statement, proxies may be solicited by telephone or in person by the Trustees, officers of the Trust, personnel of MTBIA, the Funds’ administrator or distributor, and personnel of the Funds’ transfer agent, or broker-dealer firms.

Broadridge Financial Solutions, Inc., a professional proxy solicitation firm (the “Solicitor”), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $22,000. It is expected that the solicitation will be primarily by mail. As the date of the Meeting approaches, however, certain Target Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of a Target Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information provided by the person corresponds to the information that the Solicitor has, then the Solicitor representative may ask for the shareholder’s instructions on the proposal described in this Prospectus/Proxy Statement. Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Prospectus/Proxy Statement. The Solicitor representative will record the shareholder’s instructions on the proxy card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy card originally sent with this Prospectus/Proxy Statement or attend the Meeting in person.

Each Target Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. Such broker-dealer firms, custodians, nominees, and fiduciaries may be reimbursed for their reasonable expenses incurred in connection with such proxy solicitation. In addition, certain officers and representatives of MTBIA or its affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram, or personally.

Quorum and Voting Requirements

Holders of at least one-third of the total number of shares of each Target Fund outstanding as of the Record Date, present in person or by proxy, shall constitute a quorum for the purpose of voting on the proposal. Approval of the proposal requires the affirmative vote of a 1940 Act Majority.

Effect of Abstention and Broker “Non-Votes”

For purposes of determining the presence of a quorum for transacting business at the Meeting, executed proxies marked as abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted. Such instructions will have the same effect as that of a vote against approval of the Plan, because approval requires the affirmative vote of a 1940 Act Majority.

Adjournment

If a quorum is not present in person or by proxy at the time the Meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the Meeting to a later date. If a quorum is present but there are not sufficient votes in favor of the Plans, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies concerning the Plans. Any adjournment will require the affirmative vote of a majority of each Target Fund’s shares present at the Meeting. If an adjournment of the Meeting is proposed because there are not sufficient votes in favor of the Plans, the persons named as proxies will vote their proxies as they deem appropriate under the circumstances.

Other Matters

The Board does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement. The Trustees are not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Future Shareholder Proposals

You may request inclusion in the Trust’s proxy statement for shareholder meetings certain proposals for action which you intend to introduce at such meeting. Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders. The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws. The Trust is not required to hold regular meetings of shareholders, and in order to minimize its costs, does not intend to hold meetings of the shareholders unless so required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

Record Date and Outstanding Shares

Target Funds

Only shareholders of record of a Target Fund at the close of business on the Record Date are entitled to notice of and to vote at the Meeting and at any postponement or adjournment thereof.

The following table shows the number of shares of each class and the total number of outstanding shares of each Target Fund and the Acquiring Fund as of December 31, 2009:

	Aggressive Fund Shares	Moderate Fund Shares	Conservative Fund Shares	Acquiring Fund (Strategic Allocation Fund) Shares
Class A Shares	1,759,428	2,715,476	660,270	1,061,305
Class B Shares	897,335	1,740,650	217,891	132,252
Institutional I Shares	—	—	—	146,845
Total	2,656,763	4,456,126	878,161	1,340,402

As of December 31, 2009, the current officers and Trustees of the Trust in the aggregate beneficially owned less than 1% of the Class A and Class B shares of MTB Managed Allocation Fund—Aggressive Growth.

As of December 31, 2009, no MTB Managed Allocation Fund—Aggressive Growth Class A or Class B shareholders owned of record or beneficially 5% or more of the outstanding shares of the class.

As of December 31, 2009, the current officers and Trustees of the Trust in the aggregate beneficially owned less than 1% of the Class A and Class B shares of MTB Managed Allocation Fund—Moderate Growth.

As of December 31, 2009, no MTB Managed Allocation Fund—Moderate Growth Class A or Class B shareholders owned of record or beneficially 5% or more of the outstanding shares of the class.

As of December 31, 2009, the current officers and Trustees of the Trust in the aggregate beneficially owned less than 1% of the Class A and Class B shares of MTB Managed Allocation Fund—Conservative Growth.

As of December 31, 2009, the following persons owned of record or beneficially 5% or more of the outstanding Class A shares of the Managed Allocation Fund—Conservative Growth:

Managed Allocation Fund – Conservative Growth – Class A Shares	No. of Shares	Percent of the Class Total Assets Held by Shareholder
Hulline E Hauer PO Box 2052 Jersey City, NJ 07303	183,023	6.74%
MG Trust Company Cust. FBO Home Healthcare Management 401k 700 17th St, Suite 300, Denver, CO 80202	412,209	15.18%
MG Trust Company Cust. FBO AJ Sackett & Sons Co. PSP 700 17th St, Suite 300, Denver, CO 80202	243,306	8.96%
MG Trust Company Cust. FBO The Brisbane Street Corp 401k 700 17th St, Suite 300, Denver, CO 80202	234,074	8.62%

As of December 31, 2009, the following persons owned of record or beneficially 5% or more of the outstanding Class B shares of the Moderate Fund:

Managed Allocation Fund – Conservative Growth – Class B Shares	No. of Shares	Percent of the Class Total Assets Held by Shareholder
NFS LLC FBO Michelle Clarizio IRA 83 Hillair Circle, White Plains, NY 10605	107,224	6.16%

Acquiring Fund

As of December 31, 2009, the current officers and Trustees of the Trust in the aggregate beneficially owned less than 1% of the Class A, Class B, and Institutional I shares of Acquiring Fund.

As of December 31, 2009, no Acquiring Fund Class A or Class B shareholders owned of record or beneficially 5% or more of the outstanding shares of the class. As of December 31, 2009, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of Acquiring Fund:

MTB Strategic Allocation Fund – Institutional I Shares	No. of Shares	Percent of the Class Total Assets Held by Shareholder
SEI Private Trust Co C/O M&T Bank One Freedom Valley Dr, Oaks, PA 19456	111,790	8.34%
MG Trust Company Cust. Abel Construction 401k 700 17th St, Suite 300, Denver, CO 80202	150,661	11.24%
MG Trust Company Cust. AJ Sackett & Sons Co. PSP 700 17th St, Suite 300, Denver, CO 80202	1,003,961	74.90%
MG Trust Company Cust. Silver Top Manufacturing EES PSP (5.06%) 700 17th St, Suite 300, Denver, CO 80202	67,824	5.06%

The votes of the shareholders of Acquiring Fund are not being solicited since their approval or consent is not necessary for the Reorganization to take place.

Information About the Funds

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and certain other federal securities statutes, and files reports and other information with the SEC. Proxy materials, reports and other information filed by the Trust can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street NE, Room 1580, Washington, DC 20549. The SEC maintains a website (at http://www.sec.gov) which contains other information about the Trust.

Appendix A

FORM OF PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION is made as of                 , 2010 (the “Plan”) by MTB Group of Funds, a Delaware statutory trust, with its principal place of business at 100 East Pratt Street, Baltimore, MD 21202 (“MTB Trust” or the “Trust”), on behalf of its series, MTB Strategic Allocation Fund (formerly, MTB Balanced Fund) (“Acquiring Fund”) and                      (“Acquired Fund” and, together with Acquiring Fund, the “Funds”).

This Plan is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of substantially all of the assets of each class of Acquired Fund shares in exchange for the corresponding class of shares of Acquiring Fund (“Acquiring Fund Shares”); (ii) the distribution of each class of Acquiring Fund Shares to the holders of the corresponding class of shares of Acquired Fund and (iii) the liquidation of Acquired Fund as provided herein, all upon the terms and conditions set forth in this Plan (the “Reorganization”).

WHEREAS, Acquiring Fund and Acquired Fund are separate series of MTB Trust and MTB Trust is an open-end, registered management investment company and Acquired Fund owns securities that generally are assets of the character in which Acquiring Fund is permitted to invest;

WHEREAS, Acquiring Fund and Acquired Fund are each authorized to issue their shares of beneficial interest;

WHEREAS, the Trustees of MTB Trust have determined that the Reorganization, with respect to Acquiring Fund, is in the best interests of Acquiring Fund and that the interests of the existing shareholders of Acquiring Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Trustees of MTB Trust have determined that the Reorganization, with respect to Acquired Fund, is in the best interests of Acquired Fund and that the interests of the existing shareholders of Acquired Fund will not be diluted as a result of the Reorganization;

NOW, THEREFORE, in order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

ARTICLE I:	TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND LIQUIDATION OF ACQUIRED FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties of Acquiring Fund contained herein, Acquired Fund agrees to sell, convey, transfer and deliver all of its assets, as set forth in paragraph 1.2, to Acquiring Fund. In exchange, Acquiring Fund agrees to deliver to Acquired Fund the number of full and fractional Acquiring Fund Shares, determined, with respect to each class of shares of Acquired Fund and the corresponding class of shares of Acquiring Fund, by (a) multiplying the shares outstanding of Acquired Fund by (b) the ratio computed by dividing (x) the net asset value per share of Acquired Fund by (y) the net asset value per share of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of each class of shares of Acquired Fund will receive shares of the corresponding class of Acquiring Fund. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of Acquired Fund to be acquired by Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivable, stock splits, settlement rights and payments, including any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption) owned by Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of Acquired Fund on the Closing Date (as defined in paragraph 3.1), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to discharge all of Acquired Fund’s liabilities on its books on the Closing Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Closing Date and (2) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against Acquired Fund, if any, on the Closing Date, for which contingent and other appropriate liability reserves shall be established on the books of Acquired Fund.

Acquired Fund has provided Acquiring Fund with its most recent audited financial statements, which contain a list of all of Acquired Fund’s assets as of the date of such statements. Acquired Fund hereby represents that as of the date of the execution of this Plan, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

1.3 LIABILITIES TO BE DISCHARGED. Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date (as defined in paragraph 3.1). In no event will Acquiring Fund assume or otherwise be responsible for any liabilities of Acquired Fund.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) Acquired Fund will distribute in complete liquidation of Acquired Fund, pro rata to its shareholders of record, all of Acquiring Fund Shares received by Acquired Fund pursuant to paragraph 1.1, determined as of the close of business on the Closing Date (the “Acquired Fund Shareholders”); and (b) Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of Acquired Fund on the books of Acquiring Fund to open accounts on the share records of Acquiring Fund in the name of Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of Acquired Fund (the “Acquired Fund Shares”) will simultaneously be canceled on the books of Acquired Fund and shall no longer evidence ownership thereof. Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, Acquired Fund shall not conduct any business except in connection with its termination. Fractional shares of beneficial interest of Acquiring Fund shall be carried to the third decimal place.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of Acquiring Fund’s transfer agent. Acquiring Fund Shares will be issued simultaneously to Acquired Fund, in an amount equal in value to the aggregate net asset value of each class of shares of Acquired Fund Shares, to be distributed to Acquired Fund Shareholders.

1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of Acquired Fund Shares on the books of Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of Acquired Fund is and shall remain the responsibility of Acquired Fund.

1.8 TERMINATION. Acquired Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

1.9 BOOKS AND RECORDS. All books and records of Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”), and the rules and regulations thereunder, shall be available to Acquiring Fund from and after the Closing Date and shall be turned over to Acquiring Fund as soon as practicable following the Closing Date.

1.10. UNPAID DIVIDENDS AND DISTRIBUTIONS. On the Closing Date (as defined in paragraph 3.1), each Acquired Fund Shareholder as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing Date shall have the right to receive such unpaid dividends and distributions with respect to the shares of Acquired Fund that such person had on the Distribution Record Date.

ARTICLE II:	VALUATION

2.1 VALUATION OF ASSETS. The value of Acquired Fund’s assets to be acquired by Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, using the valuation procedures set forth in MTB Trust’s Amended and Restated Agreement and Declaration of Trust (the “Trust Instrument”), Acquiring Fund’s then current Prospectus and Statement of Additional Information, and MTB Trust’s Pricing Committee Procedures, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share computed at the closing on the Closing Date, determined to the nearest full cent, using the valuation procedures set forth in the Trust Instrument, Acquiring Fund’s then current Prospectus and Statement of Additional Information, and MTB Trust’s Pricing Committee Procedures, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 SHARES TO BE ISSUED. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for Acquired Fund’s assets, shall be determined, with respect to each class of shares of Acquired Fund and each corresponding class of shares of Acquiring Fund, by (a) multiplying the shares outstanding of Acquired Fund by (b) the ratio computed by (x) dividing the net asset value per share of Acquired Fund by (y) the net asset value per share of Acquiring Fund determined in accordance with paragraph 2.2.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by The Bank of New York Mellon, on behalf of Acquiring Fund and Acquired Fund.

ARTICLE III:	CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The closing shall occur on or about June 7, 2010, or such other date(s) as the parties may agree to (the “Closing Date”). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of MTB Trust, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. Acquired Fund shall cause its custodian (the “Custodian”) to deliver on the Closing Date a certificate of an authorized officer stating that: (a) Acquired Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by Acquired Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of Acquiring Fund or Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of Acquiring Fund or Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored, or to such other date(s) as the parties may agree.

3.4 TRANSFER AGENT’S CERTIFICATE. Acquired Fund shall cause ALPS Fund Services, Inc. (“ALPS”), as transfer agent for Acquired Fund as of the Closing Date, to deliver at the closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing Date. Acquiring Fund shall issue and deliver or cause ALPS, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of MTB Trust or provide evidence satisfactory to Acquired Fund that Acquiring Fund Shares have been credited to Acquired Fund’s account on the books of Acquiring Fund. On the Closing Date, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV:	REPRESENTATIONS AND WARRANTIES

4.1 NECESSARY FINDINGS OF FACT BY THE MTB TRUST ON BEHALF OF ACQUIRED FUND AND ACQUIRING FUND:

(a) Each Fund is a legally designated, separate series of a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

(b) MTB Trust is duly registered as an open-end management investment company under the 1940 Act, and MTB Trust’s registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect as of the date hereof and will be in full force and effect as of the Closing Date.

(c) The current Prospectus and Statement of Additional Information of each Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the “1933 Act”) and the 1940 Act, and the rules and regulations. All of the shares of Acquired Fund and Acquiring Fund sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exception for the purpose of raising initial capital or obtaining any required initial shareholder approvals. The Prospectus and Statement of Additional Information of each Fund, as well as the proxy statement pursuant to which approval of Acquired Fund’s shareholders will be sought, shall not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) The books and records of Acquired Fund, including FIN 48 work papers and supporting statements (“FIN 48 Workpapers”), made available to Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of Acquired Fund. The books and records of Acquiring Fund, including FIN 48 Workpapers, made available to Acquired Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of Acquiring Fund.

(e) The execution, delivery, and performance of this Plan on behalf of each Fund (subject to Acquired Fund Shareholder approval) will not result in the violation of any provision of MTB Trust’s Trust Instrument or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which either is a party or by which it is bound.

(f) Acquired Fund has no material contracts or other commitments (other than this Plan) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

(g) Except as otherwise disclosed in writing to and accepted by the relevant Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against either Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Fund to carry out the transactions contemplated by this Plan. Neither Fund knows of any facts that might form the basis for the institution of such proceedings and neither Fund is a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that could materially and adversely affect its business or its ability to consummate the transactions contemplated herein. Neither Fund is charged with, or to its knowledge, threatened with, any violation or investigation of any possible violation of any provision of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h) The audited financial statements of each Fund as of April 30, 2010, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements fairly reflect the financial condition of each Fund as of such date, and there are no known contingent liabilities of either Fund as of such date that are not disclosed in such statements.

(i) [Intentionally omitted].

(j) The statement of assets and liabilities of Acquired Fund and Acquiring Fund to be furnished by MTB Trust as of the Closing Date for the purpose of determining the number of shares of beneficial interest of Acquiring Fund to be issued pursuant to Article I hereof will accurately reflect the net assets of Acquired Fund and Acquiring Fund and their outstanding shares of beneficial interest as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(k) Since the date of the financial statements referred to in paragraph (h) above, there have been no material adverse changes in either Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by either Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by MTB Trust on behalf of the relevant Fund. For the purposes of this paragraph (k), a decline in the net asset value of Acquired Fund shall not constitute a material adverse change.

(l) It has duly and timely filed, on behalf of Acquired Fund and Acquiring Fund, as appropriate, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by Acquired Fund or Acquiring Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by Acquired Fund or Acquiring Fund. On behalf of Acquired Fund or Acquiring Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of Acquired Fund or Acquiring Fund, as appropriate, as of the Closing Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by Acquired Fund or Acquiring Fund, as appropriate, for any periods or fiscal years prior to and including the Closing Date, including all Taxes imposed before or after the Closing Date that are attributable to any such period or fiscal year. To the best of MTB Trust’s knowledge, no return filed by it, on behalf of Acquired Fund or Acquiring Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority. As used in this Plan, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of Acquired Fund or Acquiring Fund, as appropriate. There are no known actual or proposed deficiency assessments with respect to any Taxes payable by the Trust.

(m) All issued and outstanding shares of each Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Fund. All of the issued and outstanding shares of Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of Acquired Fund’s transfer agent as provided in paragraph 3.4. Neither Fund has any outstanding options, warrants, or other rights to subscribe for or purchase any of its shares, and has no outstanding securities convertible into any of its shares. Acquired Fund and Acquiring Fund are each authorized to issue an unlimited number of shares of beneficial interest, with no par value.

(n) At the Closing Date, Acquired Fund will have good and marketable title to Acquired Fund’s assets to be transferred to Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the state of Delaware, Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto, and other than as disclosed to and accepted by Acquiring Fund.

(o) Acquired Fund does not have any unauthorized or unpaid organizational fees or expenses.

(p) Acquiring Fund Shares to be issued and delivered to Acquired Fund for the accounts of Acquired Fund Shareholders pursuant to the terms of this Plan will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

(q) MTB Trust has the necessary trust power and trust authority to conduct its business and the business of Acquiring Fund and Acquired Fund as such businesses are now being conducted. MTB Trust has full trust power and trust authority to enter into and perform its obligations under this Plan. The execution, delivery and performance of this Plan have been duly authorized by all necessary action on the part of each Fund. Subject to approval by Acquired Fund Shareholders, this Plan constitutes a legally valid and binding obligation of each Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, arrangement among creditors, fraudulent transfer or conveyance and other laws relating to or affecting creditors’ rights and to general equity principles.

(r) The information to be furnished by each Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(s) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of Acquired Fund Shareholders and on the Closing Date, any written information furnished by MTB Trust with respect to each Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(t) Acquired Fund has elected to qualify and has qualified as a “regulated investment company” under Subchapter M of the Code (a “RIC”), as of and since its first taxable year; is a “fund” as defined in Section 851(g)(2) of the Code; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation, and the consummation of the transactions contemplated by this Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

(u) Acquiring Fund has elected to qualify and has qualified as a RIC under Subchapter M of the Code as of and since its first taxable year; is a “fund” as deemed in Section 851(g)(2) of the Code; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year and the consummation of the transactions contemplated by this Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

(v) Neither Fund is under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(w) Neither Fund has any unamortized or unpaid organizational fees or expenses. There is no inter-corporate indebtedness existing between Acquired Fund and Acquiring Fund that was issued, acquired, or will be settled at a discount.

(x) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Delaware law for the execution of this Plan by MTB Trust, for itself and on behalf of each Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Delaware law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Plan and the transactions contemplated herein must be approved by the shareholders of Acquired Fund as described in paragraph 5.2.

(y) On the Closing Date, each class of shares of beneficial interest of Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

(z) Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V:	COVENANTS OF ACQUIRING FUND AND ACQUIRED FUND

5.1 OPERATION IN ORDINARY COURSE. Each Fund will operate its respective business in the ordinary course between the date of this Plan and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

5.2 APPROVAL OF SHAREHOLDERS. The Board of Trustees of MTB Trust will call a special meeting of Acquired Fund Shareholders to consider and act upon this Plan and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. Acquired Fund covenants that Acquiring Fund Shares to be issued pursuant to this Plan are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Plan.

5.4 ADDITIONAL INFORMATION. Acquired Fund will assist Acquiring Fund in obtaining such information as Acquiring Fund reasonably requests concerning the beneficial ownership of Acquired Fund’s shares.

5.5 FURTHER ACTION. Subject to the provisions of this Plan, each Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan, including any actions required to be taken after the Closing Date.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, Acquired Fund shall furnish Acquiring Fund, in such form as is reasonably satisfactory to Acquiring Fund, a statement of the earnings and profits of Acquired Fund for federal income tax purposes that will be carried over by Acquiring Fund as a result of Section 381 of the Code, and which will be certified by MTB Trust’s Treasurer.

5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. MTB Trust will prepare and file with the Commission a registration statement on Form N-14 relating to Acquiring Fund Shares to be issued to shareholders of Acquired Fund (the “Registration Statement”). The Registration Statement on Form N-14 shall include a proxy statement of Acquired Fund and a Prospectus of Acquiring Fund relating to the transactions contemplated by this Plan. The Registration Statement shall be in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations promulgated thereunder as applicable. The Registration Statement will not contain untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of Acquired Fund’s shareholders’ meeting, and on the Closing Date, the prospectus and statement of additional information included in the Registration Statement did not and will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading. Each Fund will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the “Proxy Materials”), for inclusion therein, in connection with the meeting of Acquired Fund’s Shareholders to consider the approval of this Plan and the transactions contemplated herein.

5.8 SHARES OF BENEFICIAL INTEREST. The shares of beneficial interest of Acquiring Fund to be issued and delivered to Acquired Fund pursuant to the terms of Article I hereof shall have been duly authorized as of the Closing Date and, when so issued and delivered, shall be registered under the 1933 Act, validly issued and fully paid and non-assessable, and no shareholder of Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof other than any rights created pursuant to this Plan.

5.9 TAX RETURNS. Each Fund covenants that by the Closing Date, all federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

ARTICLE VI:	CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUND

The obligations of Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by Acquiring Fund of all the obligations to be performed by Acquiring Fund pursuant to this Plan on or before the Closing Date, and, in addition, subject to the following conditions:

6.1 All representations and warranties of Acquiring Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date and all covenants and obligations of Acquiring Fund contained in this Plan shall have been complied with in all material respects as of the Closing Date. Acquiring Fund shall have delivered to Acquired Fund a certificate executed in Acquiring Fund’s name by MTB Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as Acquired Fund shall reasonably request.

6.2 PAYMENT OF DIVIDENDS AND CAPITAL GAINS. Acquired Fund shall have declared and paid a dividend or dividends prior to the closing on the Closing Date which, together with all previous such dividends, shall have the effect of distributing to its shareholders (i) all of Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, for the taxable year ended December 31, 2009 and substantially all of such investment company taxable income for the short taxable year beginning on January 1, 2010 and ending on the Closing Date, (ii) the excess, if any, of Acquired Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year ended December 31, 2009 and substantially all of such net tax-exempt income in such short taxable year, and (iii) all of Acquired Fund’s net capital gains recognized in its taxable year ended December 31, 2009 and substantially all of any such capital gain recognized in such short taxable year (in each case after reduction for any capital loss carry-over).

ARTICLE VII:	CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND

The obligations of Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by Acquired Fund of all the obligations to be performed by Acquired Fund pursuant to this Plan, on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations and warranties of Acquired Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date and all covenants of Acquired Fund contained in this Plan shall have been complied with in all material respects as of the Closing Date. Acquired Fund shall have delivered to Acquiring Fund on such Closing Date a certificate executed in Acquired Fund’s name by MTB Trust’s President or Vice President and Treasurer or Assistant Treasurer, in form and substance satisfactory to Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as Acquiring Fund shall reasonably request.

7.2 Acquired Fund shall have delivered to Acquiring Fund a statement of Acquired Fund’s assets and liabilities, together with a list of Acquired Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of MTB Trust.

ARTICLE VIII:	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to either Acquired Fund or Acquiring Fund, the other party to this Plan shall, at its option, not be required to consummate the transactions contemplated by this Plan:

8.1 This Plan and the transactions contemplated herein, with respect to Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of Acquired Fund in accordance with applicable law and the provisions of MTB Trust’s Trust Instrument and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to Acquiring Fund. Notwithstanding anything herein to the contrary, neither Acquiring Fund nor Acquired Fund may waive the conditions set forth in this paragraph 8.1.

8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Plan under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Plan or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of Acquiring Fund or Acquired Fund, provided that either party hereto may waive any such conditions for itself.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued prior to the Closing Date or shall be in effect on the Closing Date. To the best knowledge of the parties to this Plan, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 The parties shall have received an opinion of counsel substantially to the effect that for federal income tax purposes, provided the transactions contemplated hereby are carried out in accordance with the Plan, and the laws of the State of Delaware, and based upon certificates of the officers of MTB Trust on behalf of the Funds with regard to matters of fact:

(a) The acquisition by Acquiring Fund of substantially all of the assets of Acquired Fund in exchange solely for Acquiring Fund Shares, followed by the distribution by Acquired Fund to its shareholders of the Acquiring Fund Shares in complete liquidation of Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Acquiring Fund and Acquired Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(b) No gain or loss will be recognized by Acquired Fund upon the transfer of substantially all of its assets to Acquiring Fund in exchange solely for Acquiring Fund Shares under Section 361(a) and Section 357(a) of the Code, except that Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(c) No gain or loss will be recognized by Acquiring Fund upon the receipt by it of substantially all of the assets of Acquired Fund in exchange solely for Acquiring Fund Shares under Section 1032(a) of the Code;

(d) No gain or loss will be recognized by Acquired Fund upon the distribution of the Acquiring Fund Shares to the Acquired Fund shareholders in liquidation of Acquired Fund under Section 361(c)(1) of the Code;

(e) The basis of the assets of Acquired Fund received by Acquiring Fund will be the same as the basis of such assets to Acquired Fund immediately prior to the exchange under Section 362(b) of the Code;

(f) The holding period of the assets of Acquired Fund received by Acquiring Fund will include the period during which such assets were held by Acquired Fund under Section 1223(2) of the Code;

(e) No gain or loss will be recognized by the shareholders of Acquired Fund upon the exchange of their shares in Acquired Fund (“Acquired Fund Shares”) for Acquiring Fund Shares (including fractional shares to which they may be entitled) under Section 354(a) of the Code;

(f) The basis of the Acquiring Fund Shares received by Acquired Fund shareholders (including fractional shares to which they may be entitled) will be the same as the basis of the Acquired Fund Shares exchanged therefor under Section 358(a)(1) of the Code;

(g) The holding period of the Acquiring Fund Shares received by the Acquired Fund’s shareholders (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund Shares surrendered in exchange therefor, provided that the Acquired Fund Shares were held as a capital asset on the date of the Reorganization under Section 1223(l) of the Code; and

(h) Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Department of the Treasury (the “Treasury

Regulations”)) the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

Such opinion shall be based on customary assumptions and such representations as the law firm of Stradley Ronon Stevens & Young, LLP, counsel to Acquired Fund and Acquiring Fund (“Counsel”), may reasonably request, and Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither Acquiring Fund nor Acquired Fund may waive the conditions set forth in this paragraph 8.5.

8.6 That on the Closing Date, Acquired Fund transfers to Acquiring Fund aggregate net assets of Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% of fair market value of the total gross assets recorded on the books of Acquired Fund on the Closing Date.

8.7 That there be delivered to Acquiring Fund (a) information concerning the tax basis and holding period of Acquired Fund in all securities transferred to Acquiring Fund; (b) shareholder information including: the names, addresses, and taxpayer identification numbers of the shareholders of Acquired Fund as of the Closing Date; the number of shares held by each shareholder; the dividend reinvestment elections applicable to each shareholder; and the backup withholding and nonresident alien withholding certifications, notices or records on file with Acquired Fund with respect to each shareholder; (c) all FIN 48 Workpapers; and (d) the tax books and records of Acquired Fund for purposes of preparing any tax returns required by law to be filed after the Closing Date.

8.8 That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from Counsel to the effect that:

(a) The Trust is a statutory trust under the laws of the State of Delaware on and is validly existing and in good standing under the laws of the State of Delaware.

(b) The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

(c) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Acquired Fund and Acquiring Fund.

(d) Assuming that the initial shares of beneficial interest of Acquired Fund were issued in accordance with the 1940 Act, and the Trust Instrument and By-Laws of the Trust, and that all other such outstanding shares of Acquired Fund were sold, issued and paid for in accordance with the terms of Acquired Fund’s prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(e) Assuming that the initial shares of beneficial interest of Acquiring Fund were issued in accordance with the 1940 Act and the Trust Instrument and By-Laws, and that all other such outstanding shares of Acquiring Fund were sold, issued and paid for in accordance with the terms of Acquiring Fund’s prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(f) Except as disclosed in Acquired Fund’s and Acquiring Fund’s currently effective prospectus, Counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, Acquired Fund or Acquiring Fund;

(g) The shares of beneficial interest of Acquiring Fund to be issued pursuant to the terms of Article I hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or Acquiring Fund;

(h) To Counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws); and

(i) Neither the execution nor performance of this Plan by the Trust violates any provision of its Trust Instrument, its By-Laws, or the provisions of any agreement or other instrument, known to such Counsel to which the Trust is a party or by which the Trust is otherwise bound.

(j) In rendering such opinion, Counsel may (i) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (ii) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, and other customary assumptions as the parties may agree, (iii) limit such opinion to applicable federal and state law, (iv) define the word “knowledge” and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and the Reorganization; and (v) rely on certificates of officers or trustees of MTB Trust, in each case reasonably acceptable to MTB Trust.

ARTICLE IX:	EXPENSES

9.1 MTB Investment Advisors, Inc., or its affiliates (“MTBIA”), on behalf of each Fund will pay fifty percent (50%) of the expenses associated with the Funds’ participation in the Reorganization. Acquiring Fund and Acquired Fund will each pay twenty-five percent (25%) of the expenses associated with the Reorganization. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs. Registration fees will be borne by MTB Trust on an as-incurred basis.

ARTICLE X:	FINAL TAX RETURNS AND FORMS 1099 OF ACQUIRED FUND

10.1 After the Closing Date, MTB Trust shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by MTB Trust with respect to Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

10.2 Notwithstanding the provisions of Article IX hereof, any expenses incurred by MTB Trust or Acquired Fund (other than for payment of taxes) in connection with the preparation and filing of said tax returns and Forms 1099 after the Closing Date, shall be borne by Acquired Fund to the extent such expenses have been or should have been accrued by Acquired Fund in the ordinary course without regard to this Plan; any excess expenses shall be borne by MTBIA, at the time such tax returns and Forms 1099 are prepared.

ARTICLE XI:	ENTIRE PLAN; SURVIVAL OF WARRANTIES

11.1 MTB Trust, on behalf of each Fund, agrees that it has not made any representation, warranty and/or covenant not set forth herein, and that this Plan constitutes the entire agreement between the parties.

11.2 Except as specified in the next sentence set forth in this paragraph 11.2, the representations, warranties, and covenants contained in this Plan or in any document delivered pursuant to or in connection with this Plan, shall not survive the consummation of the transactions contemplated hereunder and neither MTB Trust, Acquiring Fund, nor Acquired Fund, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XII:	TERMINATION

12.1 This Plan may be terminated at any time (whether before or after adoption thereof by the shareholders of Acquired Fund) by the consent of MTB Trust. In addition, MTB Trust may at its option terminate this Plan on behalf of either Fund at or before the Closing Date due to:

(a) A breach of any representation, warranty, or Plan contained herein to be performed at or before the Closing Date, if not cured within 30 days;

(b) A condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c) A determination by the MTB Board of Trustees that the consummation of the transactions contemplated herein is not in the best interest of a Fund.

12.2 In the event of any such termination, this Plan shall become void and have no further effect, and there shall be no liability for damages on the part of Acquiring Fund, Acquired Fund, MTB Trust, or persons who are their agents, shareholders, Trustees or officers.

ARTICLE XIII:	AMENDMENTS

13.1 This Plan may be amended, modified, or supplemented in such manner as may be approved in writing by the officers of MTB Trust as specifically authorized by the Board of Trustees; provided, however, that following the meeting of Acquired Fund Shareholders called by Acquired Fund pursuant to paragraph 5.2 of this Plan, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund Shareholders under this Plan to the detriment of such shareholders without their further approval.

ARTICLE XIV:	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1 The Article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

14.2 This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

14.3 This Plan shall be governed by and construed in accordance with the laws of the State of Delaware.

14.4 This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

14.5 It is expressly agreed that the obligations of the Funds shall not be binding upon any of the MTB Trust Trustees, shareholders, nominees, officers, agents or employees of MTB Trust personally, but shall bind only the trust property of the Funds as provided in the Trust Instrument of MTB Trust. No other series of MTB Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein. MTB Trust, Acquiring Fund and Acquired Fund shall not seek satisfaction of any obligation or liability from shareholders of any other Fund, or the trustees, officers, employees or agents of MTB Trust. The execution and delivery of this Plan have been authorized by the Trustees of MTB Trust and signed by authorized officers of MTB Trust acting as such. Neither the authorization of such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Funds as provided in the Trust Instrument.

IN WITNESS WHEREOF, the parties have duly executed this Plan, all as of the date first written above.

MTB GROUP OF FUNDS

By:
Name: Title:

MTB INVESTMENT ADVISORS, INC., with respect to the agreement described in Article IX, Section 9.1 of the Plan

By:
Name: Title:

STATEMENT OF ADDITIONAL INFORMATION

FOR MTB GROUP OF FUNDS

DATED MARCH 22, 2010

ACQUISITION OF SUBSTANTIALLY ALL OF THE ASSETS OF

MTB MANAGED ALLOCATION FUND—AGGRESSIVE GROWTH

MTB MANAGED ALLOCATION FUND—MODERATE GROWTH

MTB MANAGED ALLOCATION FUND—CONSERVATIVE GROWTH

BY AND IN EXCHANGE FOR SHARES OF

MTB STRATEGIC ALLOCATION FUND

This Statement of Additional Information (“SAI”) relates specifically to the proposed acquisition of substantially all of the assets of MTB Managed Allocation Fund—Aggressive Growth, MTB Managed Allocation Fund—Moderate Growth, and MTB Managed Allocation Fund—Conservative Growth (“Target Funds”) by and in exchange for shares of MTB Strategic Allocation Fund (“Acquiring Fund”). Upon the proposed reorganizations, Class A and Class B shareholders of a Target Fund will be issued shares of Class A and Class B shares, respectively, of the Acquiring Fund.

This SAI consists of this Cover Page, the accompanying pro forma financial statements and related notes, and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein (is legally considered to be part of this SAI):

1. Statement of Additional Information of MTB Group of Funds dated August 31, 2009 as previously filed via EDGAR is incorporated herein by reference to MTB Group of Funds’ filing under Rule 485(b) [Accession No. 0001193125-09-182934] filed August 27, 2009 and will be mailed to any shareholder who requests this SAI.

2. Annual Report of MTB Group of Funds for the fiscal year ended April 30, 2009 as previously filed via EDGAR is incorporated herein by reference to MTB Group of Funds’ Form N-CSR [Accession No. 0001193125-09-142806] filed July 1, 2009 and will be mailed to any shareholder who requests this SAI.

3. Semi-Annual Report of MTB Group of Funds for the six-month period ended October 31, 2009, as previously filed via EDGAR is incorporated herein by reference to MTB Group of Funds’ Form N-CSR [Accession No. 0001193125-09-261195] filed December 29, 2009, and will be mailed to any shareholder who requests this SAI.

4. Statement of Additional Information for the MTB Strategic Allocation Fund dated March 23, 2010 as previously filed via EDGAR is incorporated herein by reference to MTB Group of Funds’ filing under Rule 485(b) Accession No. 0001193125-10-061943 filed March 19, 2010 and will be mailed to any shareholder who requests this SAI.

This SAI is not a prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated March 22, 2010, relating to the above-referenced transaction. You can request a copy of the Prospectus/Proxy Statement by calling 1-800-831-2211 or by writing to the MTB Group of Funds at 100 East Pratt Street, 15th Floor, Baltimore, Maryland 21202.

FINANCIAL STATEMENTS

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed reorganization of each Target Fund into Acquiring Fund as if the Reorganization had taken place as of November 1, 2008. The statement of assets and liabilities and the related statement of operations of Target Fund and Acquiring Fund have been combined as of and for the twelve month period ended October 31, 2009. Following the Reorganization, MTB Managed Allocation Fund—Moderate Growth will be the Performance Survivor (“Performance Survivor”). As such, the financial statements and financial highlights of the combined funds will reflect the historic operations of the Performance Survivor. The historical cost of each Fund’s investment securities will be carried forward to the Performance Survivor, however, the results of operations for pre-combination periods of the Performance Survivor will not be restated. The accompanying pro forma financial statements should be read in conjunction with the financial statements of each Target Fund and Acquiring Fund and the related notes that are included in the Trust’s semi-annual report dated October 31, 2009. The Reorganization will be accounted for as a tax-free reorganization.

Consistent with the Amended and Restated Agreement and Declaration of Trust of the Trust, Acquiring Fund offers 3 classes of shares: Class A Shares, Class B Shares, and Institutional I Shares, and each Target Fund offers 2 classes of shares: Class A Shares and Class B Shares. Holders of Target Fund Class A shares will receive Class A shares of Acquiring Fund. Holders of Target Fund Class B shares will receive Class B shares of Acquiring Fund.

2

Pro Forma Combined Statement of Investments

MTB STRATEGIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

October 31, 2009 (unaudited)

MTB Strategic Allocation Fund Number of Shares	Aggressive Fund Number of Shares	Conservative Fund Number of Shares	Moderate Fund Number of Shares	Pro Forma Combined MTB Strategic Allocation Fund Number of Shares	Description	MTB Strategic Allocation Fund Market Value	Aggressive Fund Market Value	Conservative Fund Market Value	Moderate Fund Market Value	Pro Forma Combined MTB Strategic Allocation Fund Market Value
					COMMON STOCKS—10.1%
					AEROSPACE & DEFENSE—0.3%
2,000				2,000	Boeing Co.	$95,600				$95,600
900				900	Lockheed Martin Corp.	61,911				61,911
1,400				1,400	Northrop Grumman Corp.	70,182				70,182

					TOTAL AEROSPACE & DEFENSE	$227,693				$227,693

					AIR FREIGHT & LOGISTICS—0.1%
500				500	FedEx Corp.	36,345				36,345
1,300				1,300	United Parcel Service, Inc., Class B	69,784				69,784

					TOTAL AIR FREIGHT & LOGISTICS	$106,129				$106,129

					APPAREL—0.1%
1,100				1,100	Coach, Inc.	36,267				36,267
300				300	NIKE, Inc., Class B	18,654				18,654

					TOTAL APPAREL	$54,921				$54,921

					BANKS—0.6%
4,000				4,000	Bank of America Corp.	58,320				58,320
2,600				2,600	Bank of New York Mellon Corp.	69,316				69,316
7,100				7,100	KeyCorp	38,269				38,269
5,000				5,000	New York Community Bancorp, Inc.	53,950				53,950
2,500				2,500	People’s United Financial, Inc.	40,075				40,075
1,600				1,600	PNC Financial Services Group, Inc.	78,304				78,304
3,900				3,900	SunTrust Banks, Inc.	74,529				74,529
2,900				2,900	Valley National Bancorp	38,512				38,512
2,350				2,350	Wilmington Trust Corp.	28,317				28,317

					TOTAL BANKS	$479,592				$479,592

3

MTB Strategic Allocation Fund Number of Shares	Aggressive Fund Number of Shares	Conservative Fund Number of Shares	Moderate Fund Number of Shares	Pro Forma Combined MTB Strategic Allocation Fund Number of Shares	Description	MTB Strategic Allocation Fund Market Value	Aggressive Fund Market Value	Conservative Fund Market Value	Moderate Fund Market Value	Pro Forma Combined MTB Strategic Allocation Fund Market Value
					BEVERAGES—0.3%
1,500				1,500	Coca-Cola Co.	$79,965				79,965
3,300				3,300	PepsiCo, Inc.	199,815				199,815

					TOTAL BEVERAGES	$279,780				$279,780

					BIOTECHNOLOGY—0.2%
600				600	*Amgen, Inc.	32,238				32,238
1,100				1,100	*Celgene Corp.	56,155				56,155
500				500	*Gilead Sciences, Inc.	21,275				21,275
1,200				1,200	*Human Genome Sciences, Inc.	22,428				22,428
700				700	*Life Technologies Corp.	33,019				33,019
1,200				1,200	*Myriad Genetics, Inc.	29,136				29,136

					TOTAL BIOTECHNOLOGY	$194,251				$194,251

					BUILDING MATERIALS—0.0%
2,700				2,700	Masco Corp.	31,725				31,725

					CHEMICALS—0.2%
1,700				1,700	Cabot Corp.	37,281				37,281
1,300				1,300	Dow Chemical Co.	30,524				30,524
400				400	Monsanto Co.	26,872				26,872
400				400	Mosaic Co.	18,692				18,692
500				500	Praxair, Inc.	39,720				39,720

					TOTAL CHEMICALS	$153,089				$153,089

					COAL—0.1%
2,500				2,500	Arch Coal, Inc.	54,150				54,150

					COMMERCIAL SERVICES—0.2%
1,700				1,700	Automatic Data Processing, Inc.	67,660				67,660
2,200				2,200	H&R Block, Inc.	40,348				40,348
200				200	Mastercard, Inc., Class A	43,804				43,804
1,600				1,600	RR Donnelley & Sons Co.	32,128				32,128

					TOTAL COMMERCIAL SERVICES	$183,940				$183,940

4

MTB Strategic Allocation Fund Number of Shares	Aggressive Fund Number of Shares	Conservative Fund Number of Shares	Moderate Fund Number of Shares	Pro Forma Combined MTB Strategic Allocation Fund Number of Shares	Description	MTB Strategic Allocation Fund Market Value	Aggressive Fund Market Value	Conservative Fund Market Value	Moderate Fund Market Value	Pro Forma Combined MTB Strategic Allocation Fund Market Value
					COMPUTERS—0.8%
800				800	*Apple, Inc.	$150,800				$150,800
2,500				2,500	*Brocade Communications Systems, Inc.	21,450				21,450
1,200				1,200	*Dell, Inc.	17,388				17,388
1,200				1,200	Diebold, Inc.	36,288				36,288
1,600				1,600	Hewlett-Packard Co.	75,936				75,936
900				900	International Business Machines Corp.	108,549				108,549
2,500				2,500	Palm, Inc.	29,025				29,025
1,025				1,025	*Research In Motion Ltd.	60,198				60,198
2,000				2,000	*SanDisk Corp.	40,960				40,960
1,200				1,200	*STEC, Inc.	25,584				25,584
1,700				1,700	*Western Digital Corp.	57,256				57,256

					TOTAL COMPUTERS	$623,434				$623,434

					COSMETICS/PERSONAL CARE—0.3%
1,400				1,400	Avon Products, Inc.	44,870				44,870
400				400	Colgate-Palmolive Co.	31,452				31,452
3,200				3,200	Procter & Gamble Co.	185,600				185,600

					TOTAL COSMETICS/PERSONAL CARE	$261,922				$261,922

					DIVERSIFIED FINANCIAL SERVICES—0.4%
200				200	BlackRock, Inc., Class A	43,298				43,298
500				500	Goldman Sachs Group, Inc.	85,085				85,085
3,200				3,200	Janus Capital Group, Inc.	41,984				41,984
900				900	JP Morgan Chase & Co.	37,593				37,593
2,100				2,100	Morgan Stanley	67,452				67,452
1,100				1,100	T Rowe Price Group, Inc.	53,603				53,603

					TOTAL DIVERSIFIED FINANCIAL SERVICES	$329,015				$329,015

					ELECTRIC—0.3%
1,500				1,500	Alliant Energy Corp.	39,840				39,840
1,500				1,500	American Electric Power Co., Inc.	45,330				45,330
800				800	Exelon Corp.	37,568				37,568

5

MTB Strategic Allocation Fund Number of Shares	Aggressive Fund Number of Shares	Conservative Fund Number of Shares	Moderate Fund Number of Shares	Pro Forma Combined MTB Strategic Allocation Fund Number of Shares	Description	MTB Strategic Allocation Fund Market Value	Aggressive Fund Market Value	Conservative Fund Market Value	Moderate Fund Market Value	Pro Forma Combined MTB Strategic Allocation Fund Market Value
2,200				2,200	Great Plains Energy, Inc.	$38,060				$38,060
2,500				2,500	MDU Resources Group, Inc.	51,875				51,875
2,700				2,700	Pepco Holdings, Inc.	40,311				40,311
800				800	PPL Corp.	23,552				23,552

					TOTAL ELECTRIC	$276,536				$276,536

					ELECTRICAL COMPONENTS & EQUIPMENT—0.1%
1,900				1,900	Emerson Electric Co.	71,725				71,725

					ELECTRONICS—0.1%
600				600	*Dolby Laboratories, Inc., Class A	25,164				25,164
5,200				5,200	*Flextronics International Ltd.	33,696				33,696
1,750				1,750	Garmin Ltd.	52,955				52,955
100				100	Jabil Circuit, Inc.	1,338				1,338

					TOTAL ELECTRONICS	$113,153				$113,153

					ENGINEERING & CONSTRUCTION—0.1%
3,800				3,800	*McDermott International, Inc.	84,474				84,474

					ENVIRONMENTAL CONTROL—0.1%
2,300				2,300	Waste Management, Inc.	68,724				68,724

					FOOD—0.3%
1,100				1,100	General Mills, Inc.	72,512				72,512
2,700				2,700	Kraft Foods, Inc., Class A	74,304				74,304
3,700				3,700	Safeway, Inc.	82,621				82,621

					TOTAL FOOD	$229,437				$229,437

					FOREST PRODUCTS & PAPER—0.1%
1,600				1,600	Plum Creek Timber Co., Inc., (REIT)	50,064				50,064

					HAND/MACHINE TOOLS—0.0%
1,100				1,100	Snap-On, Inc.	40,183				40,183

6

MTB Strategic Allocation Fund Number of Shares	Aggressive Fund Number of Shares	Conservative Fund Number of Shares	Moderate Fund Number of Shares	Pro Forma Combined MTB Strategic Allocation Fund Number of Shares	Description	MTB Strategic Allocation Fund Market Value	Aggressive Fund Market Value	Conservative Fund Market Value	Moderate Fund Market Value	Pro Forma Combined MTB Strategic Allocation Fund Market Value
					HEALTHCARE PROVIDERS & SERVICES—0.1%
1,700				1,700	Aetna, Inc.	$44,251				$44,251
2,300				2,300	*Coventry Health Care, Inc.	45,609				45,609
1,300				1,300	UnitedHealth Group, Inc.	33,735				33,735

					TOTAL HEALTHCARE PROVIDERS & SERVICES	$123,595				$123,595

					HEALTHCARE-PRODUCTS—0.1%
1,100				1,100	Johnson & Johnson	64,955				64,955
700				700	*Zimmer Holdings, Inc.	36,799				36,799

					TOTAL HEALTHCARE-PRODUCTS	$101,754				$101,754

					HOME BUILDERS—0.1%
2,600				2,600	*Toll Brothers, Inc.	45,032				45,032

					HOUSEHOLD PRODUCTS—0.0%
300				300	Avery Dennison Corp.	10,695				10,695
600				600	Fortune Brands, Inc.	23,370				23,370

					TOTAL HOUSEHOLD PRODUCTS	$34,065				$34,065

					INSURANCE—0.3%
2,500				2,500	Allstate Corp.	73,925				73,925
3,300				3,300	Marsh & McLennan Cos., Inc.	77,418				77,418
1,500				1,500	Mercury General Corp.	54,690				54,690
1,400				1,400	MetLife, Inc.	47,642				47,642

					TOTAL INSURANCE	$253,675				$253,675

					INTERNET—0.4%
500				500	*Amazon.Com, Inc.	59,405				59,405
300				300	*Google, Inc., Class A	160,836				160,836
900				900	*McAfee, Inc.	37,692				37,692
3,800				3,800	*Yahoo!, Inc.	60,420				60,420

					TOTAL INTERNET	$318,353				$318,353

7

MTB Strategic Allocation Fund Number of Shares	Aggressive Fund Number of Shares	Conservative Fund Number of Shares	Moderate Fund Number of Shares	Pro Forma Combined MTB Strategic Allocation Fund Number of Shares	Description	MTB Strategic Allocation Fund Market Value	Aggressive Fund Market Value	Conservative Fund Market Value	Moderate Fund Market Value	Pro Forma Combined MTB Strategic Allocation Fund Market Value
					IRON/STEEL—0.1%
1,000				1,000	Allegheny Technologies, Inc.	$30,860				$30,860
1,500				1,500	Cliffs Natural Resources, Inc.	53,355				53,355

					TOTAL IRON/STEEL	$84,215				$84,215

					LODGING—0.1%
1,500				1,500	Starwood Hotels & Resorts Worldwide, Inc.	43,590				43,590

					MACHINERY—0.2%
1,100				1,100	Cummins, Inc.	47,366				47,366
1,000				1,000	Deere & Co.	45,550				45,550
2,200				2,200	Manitowoc Co., Inc.	20,108				20,108
900				900	Rockwell Automation, Inc.	36,855				36,855

					TOTAL MACHINERY	$149,879				$149,879

					MEDIA—0.0%
1,200				1,200	Walt Disney Co.	32,844				32,844

					METAL FABRICATE/HARDWARE—0.1%
400				400	Precision Castparts Corp.	38,212				38,212
1,200				1,200	Timken Co.	26,436				26,436

					TOTAL METAL FABRICATE/HARDWARE	$64,648				$64,648

					METALS & MINING—0.2%
700				700	Freeport-McMoRan Copper & Gold, Inc.	51,352				51,352
1,900				1,900	Vulcan Materials Co.	87,457				87,457

					TOTAL METALS & MINING	$138,809				$138,809

					MISCELLANEOUS MANUFACTURING—0.5%
500				500	3M Co.	36,785				36,785
700				700	Danaher Corp.	47,761				47,761
3,900				3,900	General Electric Co.	55,614				55,614
1,300				1,300	Harsco Corp.	40,937				40,937
2,100				2,100	Honeywell International, Inc.	75,369				75,369
700				700	Parker Hannifin Corp.	37,072				37,072

8

MTB Strategic Allocation Fund Number of Shares	Aggressive Fund Number of Shares	Conservative Fund Number of Shares	Moderate Fund Number of Shares	Pro Forma Combined MTB Strategic Allocation Fund Number of Shares	Description	MTB Strategic Allocation Fund Market Value	Aggressive Fund Market Value	Conservative Fund Market Value	Moderate Fund Market Value	Pro Forma Combined MTB Strategic Allocation Fund Market Value
700				700	SPX Corp.	$36,946				$36,946
1,100				1,100	Teleflex, Inc.	54,725				54,725

					TOTAL MISCELLANEOUS MANUFACTURING	$385,209				$385,209

					OFFICE/BUSINESS EQUIPMENT—0.2%
3,000				3,000	Pitney Bowes, Inc.	73,500				73,500
7,500				7,500	Xerox Corp.	56,400				56,400

					TOTAL OFFICE/BUSINESS EQUIPMENT	$129,900				$129,900

					OIL & GAS—0.6%
1,200				1,200	Chevron Corp.	91,848				91,848
1,400				1,400	ConocoPhillips	70,252				70,252
2,200				2,200	Exxon Mobil Corp.	157,674				157,674
2,600				2,600	Marathon Oil Corp.	83,122				83,122
500				500	Occidental Petroleum Corp.	37,940				37,940
1,000				1,000	*Southwestern Energy Co.	43,580				43,580
1,000				1,000	Sunoco, Inc.	30,800				30,800

					TOTAL OIL & GAS	$515,216				$515,216

					OIL & GAS SERVICES—0.2%
800				800	*National Oilwell Varco, Inc.	32,792				32,792
700				700	Schlumberger Ltd.	43,540				43,540
4,100				4,100	*Weatherford International Ltd.	71,873				71,873

					TOTAL OIL & GAS SERVICES	$148,205				$148,205

					PHARMACEUTICALS—0.4%
2,550				2,550	Abbott Laboratories	128,954				128,954
700				700	Allergan, Inc.	39,375				39,375
2,000				2,000	*Auxilium Pharmaceuticals, Inc.	62,920				62,920
1,500				1,500	Bristol-Myers Squibb Co.	32,700				32,700
3,200				3,200	Merck & Co., Inc.	98,976				98,976

					TOTAL PHARMACEUTICALS	$362,925				$362,925

9

MTB Strategic Allocation Fund Number of Shares	Aggressive Fund Number of Shares	Conservative Fund Number of Shares	Moderate Fund Number of Shares	Pro Forma Combined MTB Strategic Allocation Fund Number of Shares	Description	MTB Strategic Allocation Fund Market Value	Aggressive Fund Market Value	Conservative Fund Market Value	Moderate Fund Market Value	Pro Forma Combined MTB Strategic Allocation Fund Market Value
					PIPELINES—0.1%
4,100				4,100	Williams Cos., Inc.	$77,285				$77,285

					RETAIL—0.5%
1,200				1,200	Best Buy Co., Inc.	45,816				45,816
3,800				3,800	Foot Locker, Inc.	39,824				39,824
1,700				1,700	Lowe’s Cos., Inc.	33,269				33,269
800				800	McDonald’s Corp.	46,888				46,888
1,600				1,600	Nordstrom, Inc.	50,848				50,848
800				800	*Urban Outfitters, Inc.	25,104				25,104
2,900				2,900	Wal-Mart Stores, Inc.	144,072				144,072

					TOTAL RETAIL	$385,821				$385,821

					SEMICONDUCTORS—0.2%
13,800				13,800	*Advanced Micro Devices, Inc.	63,480				63,480
2,000				2,000	Analog Devices, Inc.	51,260				51,260
2,900				2,900	Intel Corp.	55,419				55,419

					TOTAL SEMICONDUCTORS	$170,159				$170,159

					SOFTWARE—0.3%
5,900				5,900	Microsoft Corp.	163,607				163,607
2,200				2,200	Oracle Corp.	46,420				46,420

					TOTAL SOFTWARE	$210,027				$210,027

					TELECOMMUNICATIONS—0.4%
4,800				4,800	*Cisco Systems, Inc.	109,680				109,680
5,500				5,500	Frontier Communications Corp.	39,435				39,435
1,700				1,700	Harris Corp.	70,924				70,924
3,700				3,700	Nokia OYJ ADR	46,657				46,657
1,400				1,400	QUALCOMM, Inc.	57,974				57,974

					TOTAL TELECOMMUNICATIONS	$324,670				$324,670

					TOBACCO—0.1%
600				600	Lorillard, Inc.	46,632				46,632

10

MTB Strategic Allocation Fund Number of Shares	Aggressive Fund Number of Shares	Conservative Fund Number of Shares	Moderate Fund Number of Shares	Pro Forma Combined MTB Strategic Allocation Fund Number of Shares	Description	MTB Strategic Allocation Fund Market Value	Aggressive Fund Market Value	Conservative Fund Market Value	Moderate Fund Market Value	Pro Forma Combined MTB Strategic Allocation Fund Market Value
1,500				1,500	Philip Morris International, Inc.	$71,040				$71,040

					TOTAL TOBACCO	$117,672				$117,672

					TRANSPORTATION—0.1%
500				500	Burlington Northern Santa Fe Corp.	37,660				37,660
1,800				1,800	Norfolk Southern Corp.	83,916				83,916

					TOTAL TRANSPORTATION	$121,576				$121,576

					WATER—0.1%
2,800				2,800	American Water Works Co., Inc.	53,116				53,116
1,200				1,200	Veolia Environment ADR	39,144				39,144

					TOTAL WATER	$92,260				$92,260

					TOTAL COMMON STOCKS (COST $8,688,099)	$8,345,321				$8,345,321

					MUTUAL FUNDS—76.6%
					EQUITY FUNDS—55.2%
	630,476	153,227	979,561	1,763,264	(1)MTB International Equity Fund		5,062,726	$1,230,410	$7,865,875	14,159,011
	1,071,737	166,055	1,408,265	2,646,057	(1)MTB Large Cap Growth Fund		7,416,422	1,149,103	9,745,192	18,310,717
	292,477	66,327	346,157	704,961	(1)MTB Large Cap Value Fund		2,559,173	580,362	3,028,874	6,168,409
	87,096	23,700	180,369	291,165	(1)MTB Mid Cap Growth Fund		900,574	245,057	1,865,013	3,010,644
	108,026	21,022	127,980	257,028	(1)MTB Small Cap Growth Fund		1,235,815	240,492	1,464,088	2,940,395
69,348				69,348	*Northeast Investors Trust	400,141				400,141

					TOTAL EQUITY FUNDS	$400,141	$17,174,710	$3,445,424	$23,969,042	$44,989,317

					FIXED INCOME FUNDS—21.4%
	77,089	183,587	558,987	819,663	(1)MTB Income Fund		750,077	1,786,297	5,438,946	7,975,320
		89,348	333,878	423,226	(1)MTB Intermediate-Term Bond Fund			935,474	3,495,698	4,431,172
		42,784	78,161	120,945	(1)MTB Short Duration Government Bond Fund			425,700	777,704	1,203,404
		83,709	267,620	351,329	(1)MTB Short-Term Corporate Bond Fund			848,809	2,713,664	3,562,473
		26,254		26,254	(1)MTB U.S. Government Bond Fund			255,187		255,187

					TOTAL FIXED INCOME FUNDS		$750,077	$4,251,467	$12,426,012	$17,427,556

					TOTAL MUTUAL FUNDS (COST $62,865,921)	$400,141	$17,924,787	$7,696,891	$36,395,054	$62,416,873

11

MTB Strategic Allocation Fund Par Value	Aggressive Fund Par Value	Conservative Fund Par Value	Moderate Fund Par Value	Pro Forma Combined MTB Strategic Allocation Fund Par Value	Description	MTB Strategic Allocation Fund Market Value	Aggressive Fund Market Value	Conservative Fund Market Value	Moderate Fund Market Value	Pro Forma Combined MTB Strategic Allocation Fund Market Value
					COLLATERALIZED MORTGAGE OBLIGATIONS—1.1%
					FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—0.3%
453				453	Series 2003-2617, Class GW 3.50%, 6/15/16	$453				$453
254,506				254,506	Series 2003-2686, Class GB 5.00%, 5/15/20	258,957				258,957

					TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)	259,410				259,410

					FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—0.4%
4,376				4,376	Series 1988-23, Class C 9.75%, 9/25/18	4,863				4,863
321,786				321,786	Series 2007-35, Class DH 5.00%, 9/25/33	337,972				337,972

					TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)	342,835				342,835

					WHOLE LOAN—0.4%
131,368				131,368	(2)Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 5.45%, 11/25/09	119,303				119,303
92,737				92,737	(2)Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 5.06%, 11/25/09	77,304				77,304
95,583				95,583	Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8, 4.75%, 11/25/18	94,604				94,604

					TOTAL WHOLE LOAN	291,211				291,211

					TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $901,389)	893,456				893,456

12

MTB Strategic Allocation Fund Par Value	Aggressive Fund Par Value	Conservative Fund Par Value	Moderate Fund Par Value	Pro Forma Combined MTB Strategic Allocation Fund Par Value	Description	MTB Strategic Allocation Fund Market Value	Aggressive Fund Market Value	Conservative Fund Market Value	Moderate Fund Market Value	Pro Forma Combined MTB Strategic Allocation Fund Market Value
					CORPORATE BONDS—3.4%
					AGRICULTURE—0.3%
200,000				200,000	Archer-Daniels-Midland Co. 5.94%, 10/01/32	$211,496				$211,496

					AUTO MANUFACTURERS—0.3%
200,000				200,000	Daimler Finance North America LLC 5.75%, 9/08/11	210,812				210,812

					BANKS—0.4%
170,000				170,000	BankBoston Capital Trust III 1.05%, 12/15/09	99,769				99,769
152,000				152,000	SunTrust Capital III 0.95%, 12/15/09	95,027				95,027
137,383				137,383	US Bank NA 5.92%, 5/25/12	143,209				143,209

					TOTAL BANKS	338,005				338,005

					COMPUTERS—0.1%
80,000				80,000	Hewlett-Packard Co. 4.75%, 6/02/14	86,166				86,166

					DIVERSIFIED FINANCIAL SERVICES—0.4%
200,000				200,000	Citigroup, Inc. 6.00%, 8/15/17	201,763				201,763
100,000				100,000	Ford Motor Credit Co. LLC 1.85%, 1/15/10	99,414				99,414

					TOTAL DIVERSIFIED FINANCIAL SERVICES	301,177				301,177

					ELECTRIC—0.3%
200,000				200,000	CenterPoint Energy, Inc., Series B, 6.85%, 6/01/15	206,221				206,221

					FOOD—0.4%
300,000				300,000	SYSCO Corp. 5.38%, 9/21/35	307,278				307,278

					MEDIA—0.3%
200,000				200,000	[3,4]COX Enterprises, Inc. 7.88%, 9/15/10	209,169				209,169

13

MTB Strategic Allocation Fund Par Value	Aggressive Fund Par Value	Conservative Fund Par Value	Moderate Fund Par Value	Pro Forma Combined MTB Strategic Allocation Fund Par Value	Description	MTB Strategic Allocation Fund Market Value	Aggressive Fund Market Value	Conservative Fund Market Value	Moderate Fund Market Value	Pro Forma Combined MTB Strategic Allocation Fund Market Value
					OIL & GAS—0.3%
100,000				100,000	Enterprise Products Operating LLC, Series B, 7.03%, 1/15/68	$93,084				$93,084
200,000				200,000	Pioneer Natural Resources Co. 6.88%, 5/01/18	193,301				193,301

					TOTAL OIL & GAS	286,385				286,385

					TELECOMMUNICATIONS—0.6%
500,000				500,000	American Tower Corp. 7.13%, 10/15/12	508,905				508,905

					TOTAL CORPORATE BONDS (COST $2,761,708)	2,665,614				2,665,614

					MORTGAGE-BACKED SECURITIES—3.2%
					FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—1.8%
234,637				234,637	Pool A15865 5.50%, 11/01/33	248,331				248,331
349,578				349,578	Pool A19412 5.00%, 3/01/34	364,232				364,232
508,181				508,181	Pool A26407 6.00%, 9/01/34	544,828				544,828
307,260				307,260	Pool A46082 5.00%, 7/01/35	319,947				319,947
4,463				4,463	Pool C00478 8.50%, 9/01/26	4,940				4,940

					TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)	1,482,278				1,482,278

					FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—1.1%
36,247				36,247	Pool 533246 7.50%, 4/01/30	40,025				40,025
367,020				367,020	Pool 797152 5.00%, 11/01/19	390,839				390,839

14

MTB Strategic Allocation Fund Par Value	Aggressive Fund Par Value	Conservative Fund Par Value	Moderate Fund Par Value	Pro Forma Combined MTB Strategic Allocation Fund Par Value	Description	MTB Strategic Allocation Fund Market Value	Aggressive Fund Market Value	Conservative Fund Market Value	Moderate Fund Market Value	Pro Forma Combined MTB Strategic Allocation Fund Market Value
420,568				420,568	Pool 868574 5.50%, 4/01/36	$443,669				$443,669

					TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)	874,533				874,533

					GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)—0.3%
54,065				54,065	Pool 354677 7.50%, 10/15/23	59,193				59,193
73,387				73,387	Pool 354765 7.00%, 2/15/24	80,486				80,486
68,267				68,267	Pool 354827 7.00%, 5/15/24	74,871				74,871

					TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)	214,550				214,550

					TOTAL MORTGAGE-BACKED SECURITIES (COST $2,424,539)	2,571,361				2,571,361

					U.S. TREASURY—2.1%
					U.S. TREASURY BOND—0.4%
233,000				233,000	4.50%, 2/15/36	243,230				243,230
96,000				96,000	4.75%, 2/15/37	104,100				104,100

					TOTAL U.S. TREASURY BOND	$347,330				$347,330

					U.S. TREASURY NOTE—1.7%
170,000				170,000	4.88%, 6/30/12	186,283				186,283
250,000				250,000	4.25%, 9/30/12	270,859				270,859
200,000				200,000	3.13%, 4/30/13	210,062				210,062
40,000				40,000	4.00%, 2/15/14	43,288				43,288
100,000				100,000	4.50%, 11/15/15	110,328				110,328
300,000				300,000	4.50%, 2/15/16	330,563				330,563
200,000				200,000	4.50%, 5/15/17	219,062				219,062

					TOTAL U.S. TREASURY NOTE	$1,370,445				$1,370,445

					TOTAL U.S. TREASURY (COST $1,577,345)	1,717,775				1,717,775

15

MTB Strategic Allocation Fund Number of Shares	Aggressive Fund Number of Shares	Conservative Fund Number of Shares	Moderate Fund Number of Shares	Pro Forma Combined MTB Strategic Allocation Fund Number of Shares	Description	MTB Strategic Allocation Fund Market Value	Aggressive Fund Market Value	Conservative Fund Market Value	Moderate Fund Market Value	Pro Forma Combined MTB Strategic Allocation Fund Market Value
					MONEY MARKET FUND—3.6%
542,614	129,447	683,696	1,567,481	2,923,238	(1),(5)MTB Prime Money Market Fund, Series Corporate Shares, 0.08% (COST $2,923,238)	$542,614	$129,447	$683,696	$1,567,481	$2,923,238

					TOTAL INVESTMENTS—100.1% (COST $82,142,239)	$17,136,282	$18,054,234	$8,380,587	$37,962,535	$81,533,638

(1)	Affiliated company.
(2)	Floating rate note with current rate and next reset date shown.
(3)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2009, the market value of this liquid restricted security was $209,169 and represented 0.3% of the total net assets.
(4)	Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At October 31, 2009, this restricted security was as follows:

Security	Acquisition Date	Acquisition Cost	Value	Percentage of Total Net Assets
COX Enterprises, Inc.	10/27/2006	$211,664	$209,169	0.3%

(5)	7-Day net yield.
*	Non-income producing security.

16

Pro Forma Combined Statement of Assets and Liabilities

As of October 31, 2009

	Conservative Fund	Moderate Fund	Aggressive Fund	Acquiring Fund (MTB Strategic Allocation Fund)	Pro Forma Adjust- ments		Pro Forma Acquiring Fund After Transaction (MTB Strategic Allocation Fund)
ASSETS:
Investments, at identified cost	$8,211,819	$37,390,594	$19,112,923	$17,426,903	—		$82,142,239

Investments in securities, at value	—	—	—	$16,593,668	—		16,593,668
Investments in affiliated issuers, at value	$8,380,587	$37,962,535	$18,054,234	542,614			64,939,970
Cash	6	30	—	—	—		36
Receivable for investments sold	—	—	—	89,693	—		89,693
Receivable for shares sold	2,571	1,480	3,896	190	—		8,137
Income receivable	13,845	41,049	2,836	69,526	—		127,256
Receivable due from advisor	9,195	4,069	8,283	9,299	—		30,846
Other assets	2,271	12,959	5,342	4,480	—		25,052

Total Assets	8,408,475	38,022,122	18,074,591	17,309,470	—		81,814,658

LIABILITIES:
Payable to custodian	—	—	50	11	—		61
Payable for investments purchased	—	—	—	101,427	—		101,427
Payable for shares redeemed	12,870	29,534	12,028	1,961	—		56,393
Payable for distribution service fees	1,932	26,619	3,106	8,989	—		40,646
Payable for Trustees’ fees	1,200	1,200	1,200	1,200	—		4,800
Payable for shareholder service fee	—	3,000	—	2,300	—		5,300
Accrued expenses	21,052	68,879	52,486	40,262	$84,889	*	267,568

Total Liabilities	37,054	129,232	68,870	156,150	84,889		476,195

Total Net Assets	$8,371,421	$37,892,890	$18,005,721	$17,153,320	$(84,889)		$81,338,463

17

	Conservative Fund	Moderate Fund	Aggressive Fund	Acquiring Fund (MTB Strategic Allocation Fund)	Pro Forma Adjustments		Pro Forma Acquiring Fund After Transaction (MTB Strategic Allocation Fund)
NET ASSETS:
Paid-in capital	$9,791,139	$48,351,169	$26,280,000	$60,644,367	—		$145,066,675
Undistributed (distributions in excess of ) net investment income	10,048	12,262	(83,127)	41,884	$(84,889	)*	(103,822)
Accumulated net realized loss on investments	(1,598,534)	(11,042,482)	(7,132,463)	(43,242,310)	—		(63,015,789)
Net unrealized appreciation (depreciation) on investments	168,768	571,941	(1,058,689)	(290,621)	—		(608,601)

Total Net Assets	$8,371,421	$37,892,890	$18,005,721	$17,153,320	$(84,889)		$81,338,463

Net Assets:
Class A	$6,500,569	$24,038,171	$12,223,777	$13,488,672	$(58,645)		$56,192,544
Class B	1,870,852	13,854,719	5,781,944	1,846,968	(24,349)		$23,330,134
Class I	—	—	—	1,817,680	(1,895)		$1,815,785

	$8,371,421	$37,892,890	$18,005,721	$17,153,320	$(84,889	)*	$81,338,463

Shares Outstanding:
Class A	759,613	3,042,616	1,863,174	1,074,941	(2,258,122	)(a)	4,482,222
Class B	219,500	1,809,939	917,962	145,538	(1,253,206	)(a)	1,839,733
Class I	—	—	—	144,438	—		144,438
Net Asset Value:
Class A	$8.56	$7.90	$6.56	$12.55	—		$12.54
Class B	$8.52	$7.65	$6.30	$12.69	—		$12.68
Class I	—	—	—	$12.58	—		$12.57

*	Reflects adjustments for estimated Reorganization expenses of the Target Funds and Acquiring Fund.
(a)	Reflects adjustments to the number of shares outstanding due to the Reorganization.

See Notes to Pro Forma Combined Financial Statements

18

Pro Forma Combined Statement of Operations

For the Twelve-Month Period Ended October 31, 2009

	Conservative Fund	Moderate Fund	Aggressive Fund	MTB Balanced Acquiring Fund (MTB Strategic Allocation Fund)	Pro Forma Adjust- ments		Pro Forma Combined MTB Strategic Allocation Fund
INVESTMENT INCOME:
Dividends	197,713	804,661	266,026	299,342	—		1,567,742
Interest	—	—	—	366,657	—		366,657

TOTAL INVESTMENT INCOME	197,713	804,661	266,026	665,999	—		1,934,399

EXPENSES:
Investment advisory fee	19,667	89,945	41,589	106,085	242,055	(a)	499,341
Administrative personnel and services fee	2,043	9,346	4,328	4,235	—		19,952
Portfolio accounting and custodian fees	12,906	25,589	21,353	13,737	—		73,585
Transfer and dividend disbursing agent fees and expenses	34,573	150,045	111,681	77,110	—		373,409
Trustees’ fees	11,691	12,346	13,090	12,342	(34,643	)(b)	14,826
Auditing and Legal fees	53,669	55,592	55,951	54,573	(158,285	)(b)	61,500
Distribution services fee—Class A Shares	14,888	57,514	28,235	31,043	—		131,680
Distribution services fee—Class B Shares	14,335	97,569	40,064	16,223	—		168,191
Shareholder services fee—Class A Shares	14,888	57,330	28,235	30,898	—		131,351
Shareholder services fee—Class B Shares	4,778	32,830	13,355	5,456	—		56,419
Shareholder services fee—Institutional I Shares	—	—	—	4,497	—		4,497
Share registration costs	1,586	10,079	5,296	6,565	(4,326	)(b)	19,200
Printing and postage	5,986	56,572	43,940	30,483	—		136,981
Miscellaneous	5,627	18,842	6,279	10,485	—		41,233

TOTAL EXPENSES	196,637	673,599	413,396	403,732	44,801		1,732,165

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by Advisor	(72,720)	(153,337)	(141,612)	(172,979)	(54,077	)(a)	(594,725)
Waiver of distribution services fee—Class A Shares	(14,888)	(23,853)	(28,235)	(240)	—		(67,216)
Waiver of distribution services fee—Class B Shares	(3,631)	(1,764)	(9,615)	—	—		(15,010)
Waiver of shareholder services fee—Class A Shares	(14,888)	(62,340)	(28,235)	(30,898)	—		(136,361)
Waiver of shareholder services fee—Class B Shares	(4,778)	(374)	(13,355)	(56)	—		(18,563)

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	Conservative Fund	Moderate Fund	Aggressive Fund	MTB Balanced Acquiring Fund (MTB Strategic Allocation Fund)	Pro Forma Adjust- ments	Pro Forma Combined MTB Strategic Allocation Fund
Waiver of shareholder services fee — Institutional I Shares	—	—	—	(6,350)	—	(6,350)
Waiver of transfer and dividend disbursing agent fees and expenses by Administrator	(1,164)	(5,153)	(3,716)	(3,055)	—	(13,088)
Reimbursement of principal executive officer fee by Administrator	(54)	(257)	(139)	(123)	—	(573)

TOTAL WAIVERS AND REIMBURSEMENTS	(112,123)	(247,078)	(224,907)	(213,701)	(54,077)	(851,886)

Net Expenses	84,514	426,521	188,489	190,031	(9,276)	880,279
Net investment income(loss)	113,199	378,140	77,537	475,968	9,276	1,054,120

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(1,564,117)	(11,059,648)	(6,395,589)	(2,181,111)	—	(21,200,465)
Capital gain distributions from affiliated registered investment companies	81,431	579,268	325,941	—	—	986,640
Net change in unrealized appreciation of investments	2,367,712	15,104,742	8,473,631	3,793,105	—	29,739,190

Net realized and unrealized gain on investments	885,026	4,624,362	2,403,983	1,611,994	—	9,525,365

Change in net assets resulting from operations	998,225	5,002,502	2,481,520	2,087,962	9,276	10,579,485

(a)	To adjust expenses to reflect the Combined Fund’s estimated fees and expenses based upon contractual rates in effect for the period.
(b)	Reflects elimination of duplicative expenses and economies of scale achieved as a result of the proposed Reorganization.

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MTB Strategic Allocation Fund

Notes to Pro Forma October 31, 2009 Combined Financial Statements

(Unaudited)

1.	Description of the Fund. MTB Strategic Allocation Fund (the “Strategic Allocation Fund” or “Fund”), a series of MTB Group of Funds (the “Trust”), is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the “Trustees”) to establish series of shares each of which constitutes a series separate and distinct from the shares of other series. As of October 31, 2009, the Trust offered 27 portfolios.

The Fund offers 3 classes of shares: Class A Shares, Class B Shares, and Institutional I Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. As of the close of business on December 31, 2008, the Fund’s Class B Shares are no longer available for purchase by new or existing shareholders. Shareholders of Class B Shares of the Fund on that date may retain their current Class B Shares, but will not be able to purchase additional Class B Shares except through the reinvestment of dividends and distributions. Shareholders may still redeem their Class B Shares at any time, subject to any applicable CDSC. Shareholders will also retain the ability to exchange their Class B Shares for Class B Shares of other series of the Trust. Additionally, Rule 12b-1 fees will continue to be assessed and collected on the Class B Shares of the Fund.

The assets of each portfolio of the Trust are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	Basis of Combination. The accompanying pro forma financial statements are presented to the show the effect of the proposed acquisition of MTB Managed Allocation Fund—Aggressive Growth, MTB Managed Allocation Fund—Moderate Growth, and MTB Managed Allocation Fund—Conservative Growth (“Target Funds”), each a series of the Trust, by the Strategic Allocation Fund as if such acquisition had taken place as of November 1, 2008.

Under the terms of the Plan of Reorganization, the combination of the Strategic Allocation Fund and Target Funds will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of each Target Fund in exchange for shares of the Strategic Allocation Fund at net asset value. The statement of assets and liabilities and the related statement of operations of each Target Fund and the Strategic Allocation Fund have been combined as of and for the twelve month period ended October 31, 2009. Following the acquisition, the MTB Managed Allocation Fund—Moderate Growth will be the accounting survivor. In accordance with U.S. generally accepted accounting principles (“GAAP”), the historical cost of investment securities will be carried forward to the surviving Fund and the results of operations for the pre-combination periods of the surviving Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Target Funds and the Strategic Allocation Fund included in their semi-annual report dated October 31, 2009.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Target Funds by the Strategic Allocation Fund had taken place as of November 1, 2008.

3.	Summary of Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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Investment Valuations—Fair value of the Fund’s portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•	investments in other open-end regulated investment companies are valued at net asset value (“NAV”); and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing its NAV, the Funds value foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Investment Income, Gains and Losses, Expenses and Distributions—Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses.

Federal Taxes—It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

4.	Advisory Fees, Servicing Fees and Other Service Providers.

Investment Advisor—The Fund’s investment advisory contract with MTB Investment Advisors, Inc. (“MTBIA,” or the “Advisor”), the Fund’s investment advisor, provides for the payment of an investment advisory fee, accrued daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets. The Advisor contractually agreed to waive 0.60% of its fee until one year after the Closing Date of the Reorganizations. For the twelve-month period ended October 31, 2009, the Advisor voluntarily agreed to waive, and/or reimburse operating expenses (excluding 12b-1 and shareholder services fees) of the Fund in order to limit the Fund’s average expenses for the year to 0.84% of average daily net assets. The Advisor can modify or terminate this voluntary agreement at any time in its sole discretion.

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Administrative Fee—Bank of New York Mellon provides the Trust with fund administration, accounting, and custody services. Fees for such services are based on assets and volume of transactions. MTBIA, in its role as co-administrator, provides the Fund with certain administrative personnel and services necessary to operate the Fund. Administrative services were provided for at an aggregate annual fee based on aggregate average net assets of the Trust as follows: 0.033% on the first $5 billion; 0.020% on the next $2 billion; 0.016% on the next $3 billion; and 0.015% on assets in excess of $10 billion. MTBIA may voluntarily choose to waive any portion of its fee. MTBIA can modify or terminate its voluntary waiver at any time at its sole discretion.

Distribution Services Fee—The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows the Fund to pay fees to financial intermediaries, which may be paid through ALPS Distributors Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A Shares and up to 0.75% of the average daily net assets of the Fund’s Class B Shares, for the sale, distribution, administration, customer servicing and recordkeeping of these Shares.

The Fund may waive or reduce the maximum amount of distribution services fees it pays from time to time in its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled. For the year ended April 30, 2009, ALPS did not retain any fees paid by the Fund.

Shareholder Services Fee—Pursuant to a Shareholder Services Plan adopted by the Fund and administered by ALPS Distributors, Inc., the Fund may pay up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares, and Institutional I Shares to financial intermediaries (which may include the Distributor, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T Securities, Inc. (“M&T”), an affiliate of the Advisor, has entered into a Shareholders Services Agreement with ALPS Distributors, Inc., under which it is entitled to receive up to 0.25% of the average daily net assets of the Fund’s Shares for whom M&T provide shareholder services to. The Fund may waive/reimburse or reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive/reimburse or reduce any fees to which they are entitled.

Other Service Providers—Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds. For the period from September 10, 2007 through September 10, 2008, the Bank of New York Mellon agreed to pay FMS’ fee in excess of $135,000 per annum. For the twelve month period ended September 10, 2009, Bank of New York Mellon agreed to pay 50% of FMS’ fee in excess of $135,000. After September 10, 2009, the Funds will pay the entire FMS fee. The amounts paid by the Bank of New York Mellon are shown as reimbursements on the Pro Forma Statement of Operations.

ALPS Fund Services, Inc. provides transfer agency services to the Trust. For the period November 16, 2007, through November 16, 2010, the Bank of New York Mellon has agreed to pay the excess amount of fees payable to ALPS Fund Services, Inc. for transfer agency services when the total expenses payable by the Trust exceed $1,047,803 per year. These amounts are shown as reimbursements on the Pro Forma Statement of Operations.

5.	Capital Share Transactions.

The pro forma net asset value per share assumes the issuance of shares of the Strategic Allocation Fund that would have been issued at October 31, 2009, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the shares outstanding of each class of the Target Funds multiplied by the ratio of the net asset value per share of each class of the Target Funds, as of October 31, 2009, divided by the respective net asset value per share of the respective class of the Strategic Allocation Fund as

23

of October 31, 2009. The pro forma number of shares outstanding, by class, for the combined Fund consists of the following at October 31, 2009:

Class of Shares	Shares of Strategic Allocation Fund Pre-Combination	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares Post- Combination
Class A	1,074,941	3,407,281	4,482,222
Class B	145,538	1,694,195	1,839,733

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EVERY SHAREHOLDER’S VOTE IS IMPORTANT

Please detach at perforation before mailing.

PROXY	PROXY

SPECIAL MEETING OF SHAREHOLDERS

MTB MANAGED ALLOCATION FUND—AGGRESSIVE GROWTH

MTB MANAGED ALLOCATION FUND—MODERATE GROWTH

MTB MANAGED ALLOCATION FUND—CONSERVATIVE GROWTH

May 27, 2010

The undersigned hereby revokes all previous proxies for his/her shares and appoints Michael D. Daniels, Jeffrey M. Seling, and Eric B. Paul, and each of them, proxies of the undersigned with full power of substitution to vote all shares of MTB Managed Allocation Fund—Aggressive Growth, MTB Managed Allocation Fund—Moderate Growth, and MTB Managed Allocation Fund—Conservative Growth that the undersigned is entitled to vote at the MTB Managed Allocation Fund—Aggressive Growth, MTB Managed Allocation Fund—Moderate Growth, and MTB Managed Allocation Fund—Conservative Growth meeting to be held at the principal executive offices of the MTB Group of Funds (the “Trust”), located at 100 East Pratt Street, 15th Floor, Baltimore, Maryland 21202, on April 2, 2010 at 3:00 p.m., Eastern Time, including any adjournments thereof (the “Meeting”), upon such business as may properly be brought before the Meeting.

This proxy is solicited on behalf of the Board of Trustees of the Trust on behalf of the MTB Managed Allocation Fund—Aggressive Growth, MTB Managed Allocation Fund—Moderate Growth, and MTB Managed Allocation Fund—Conservative Growth. It will be voted as specified. If no specification is made, this proxy shall be voted FOR the Proposal regarding the reorganization of MTB Managed Allocation Fund—Aggressive Growth, MTB Managed Allocation Fund—Moderate Growth, and MTB Managed Allocation Fund—Conservative Growth pursuant to the Plans of Reorganization between the Trust, on behalf of MTB Managed Allocation Fund—Aggressive Growth, MTB Managed Allocation Fund—Moderate Growth, and MTB Managed Allocation Fund—Conservative Growth, and MTB Strategic Allocation Fund, another series of the Trust. If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

You are urged to date and sign this proxy and return it promptly. This will save the expense of follow-up letters to shareholders who have not responded.

VOTE VIA THE INTERNET: www.proxyvote.com VOTE VIA THE TELEPHONE: [ ] CONTROL NUMBER: [ ]

Note: Please sign exactly as your name appears on the proxy. If signing for estates, trusts or corporations, your title or capacity should be stated. If shares are held jointly, one or more joint owners should sign personally.

Signature

Signature
2010
Dated

1

EVERY SHAREHOLDER’S VOTE IS IMPORTANT. PLEASE SIGN, DATE AND RETURN YOUR

PROXY TODAY

(Continued on the other side)

Please detach at perforation before mailing.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

PLEASE MARK BOXES BELOW IN BLUE OR BLACK INK.

Proposal: To approve Plans of Reorganization providing for the (i) transfer of substantially all of the assets of the MTB Managed Allocation Fund—Aggressive Growth, (“Target Fund”) a series of the Trust, to MTB Strategic Allocation Fund, (Acquiring Fund) a series of the Trust, (subject to the retention of certain assets to discharge liabilities) in exchange solely for Class A and Class B shares of beneficial interest of Acquiring Fund, and (ii) distribution of such shares to Class A and Class B shareholders of the Target Fund in connection with its liquidation.	FOR ☐	AGAINST ☐	ABSTAIN ☐

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE IS

REQUIRED IF MAILED IN THE U.S.

2

EVERY SHAREHOLDER’S VOTE IS IMPORTANT. PLEASE SIGN, DATE AND RETURN YOUR

PROXY TODAY

(Continued on the other side)

Please detach at perforation before mailing.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

PLEASE MARK BOXES BELOW IN BLUE OR BLACK INK.

Proposal: To approve Plans of Reorganization providing for the (i) transfer of substantially all of the assets of the MTB Managed Allocation Fund—Moderate Growth, (“Target Fund”) a series of the Trust, to MTB Strategic Allocation Fund, (Acquiring Fund) a series of the Trust, (subject to the retention of certain assets to discharge liabilities) in exchange solely for Class A and Class B shares of beneficial interest of Acquiring Fund, and (ii) distribution of such shares to Class A and Class B shareholders of the Target Fund in connection with its liquidation.	FOR ☐	AGAINST ☐	ABSTAIN ☐

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE IS

REQUIRED IF MAILED IN THE U.S.

3

EVERY SHAREHOLDER’S VOTE IS IMPORTANT. PLEASE SIGN, DATE AND RETURN YOUR

PROXY TODAY

(Continued on the other side)

Please detach at perforation before mailing.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

PLEASE MARK BOXES BELOW IN BLUE OR BLACK INK.

Proposal: To approve Plans of Reorganization providing for the (i) transfer of substantially all of the assets of the MTB Managed Allocation Fund—Conservative Growth, (“Target Fund”) a series of the Trust, to MTB Strategic Allocation Fund, (Acquiring Fund) a series of the Trust, (subject to the retention of certain assets to discharge liabilities) in exchange solely for Class A and Class B shares of beneficial interest of Acquiring Fund, and (ii) distribution of such shares to Class A and Class B shareholders of the Target Fund in connection with its liquidation.	FOR ☐	AGAINST ☐	ABSTAIN ☐

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE IS

REQUIRED IF MAILED IN THE U.S.

4